Document And Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	INTERNET INITIATIVE JAPAN INC
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	41,295,600
Amendment Flag	false
Entity Central Index Key	0001090633
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 130,192	¥ 12,258,872	¥ 13,536,824
Accounts receivable, net of allowance for doubtful accounts of ¥107,919 thousand and ¥93,934 thousand ($998 thousand) at March 31, 2012 and 2013, respectively (Notes 5, 6 and 22)	199,285	18,764,703	15,722,135
Inventories (Note 3)	13,824	1,301,684	752,075
Prepaid expenses	26,467	2,492,164	1,848,344
Deferred tax assets―current (Note 12)	11,118	1,046,828	939,370
Other current assets, net of allowance for doubtful accounts of ¥10,732 thousand ($114 thousand) at March 31, 2012 and 2013 (Notes 5 and 9)	16,745	1,576,718	891,560
Total current assets	397,631	37,440,969	33,690,308
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	17,860	1,681,723	1,406,634
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	40,052	3,771,262	2,938,146
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	244,539	23,025,755	19,735,546
GOODWILL (Note 8)	63,402	5,969,951	5,788,333
OTHER INTANGIBLE ASSETS—Net (Note 8)	50,886	4,791,431	5,396,469
GUARANTEE DEPOSITS (Note 9)	21,787	2,051,449	1,899,815
DEFERRED TAX ASSETS―Noncurrent (Note 12)	1,739	163,773	24,760
NET INVESTMENT IN SALES-TYPE LEASES―Noncurrent (Note 9)	9,538	898,040	935,446
PREPAID EXPENSES―Noncurrent	23,376	2,201,108	1,536,932
OTHER ASSETS, net of allowance for doubtful accounts of ¥86,388 thousand and ¥71,727 thousand ($762 thousand) at March 31, 2012 and 2013, respectively (Notes 5, 6 and 18)	1,230	115,805	140,857
TOTAL	872,040	82,111,266	73,493,246
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	99,830	9,400,000	9,000,000
Long-term borrowings —current portion (Note 11)	10,726	1,010,000	1,010,000
Capital lease obligations—current portion (Note 9)	37,229	3,505,471	2,997,292
Accounts payable —trade (Notes 6 and 22)	116,537	10,973,120	9,093,657
Accounts payable —other	10,081	949,264	659,266
Income taxes payable (Note 12)	17,734	1,669,849	2,210,089
Accrued expenses	24,070	2,266,427	2,277,307
Deferred income―current	19,181	1,806,074	1,495,468
Other current liabilities	8,538	803,902	717,342
Total current liabilities	343,926	32,384,107	29,460,421
LONG-TERM BORROWINGS (Note 11)	10,408	980,000	1,990,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	57,035	5,370,365	4,741,241
ACCRUED RETIREMENT AND PENSION COSTS―Noncurrent (Note 13)	22,431	2,112,085	1,805,683
DEFERRED TAX LIABILITIES―Noncurrent (Note 12)	4,377	412,132	652,280
DEFERRED INCOME―Noncurrent	27,211	2,562,208	1,547,159
OTHER NONCURRENT LIABILITIES	6,969	656,191	600,215
Total liabilities	472,357	44,477,088	40,796,999
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 41,295,600 shares at March 31, 2012 and 2013	178,779	16,833,847	16,833,847
Additional paid-in capital	289,936	27,300,325	27,260,318
Accumulated deficit	(67,960)	(6,399,088)	(10,990,348)
Accumulated other comprehensive income (loss)	2,801	263,770	(23,533)
Treasury stock—758,800 shares held by the company at March 31, 2012 and 2013	(4,164)	(392,079)	(392,079)
Total Internet Initiative Japan Inc. shareholders' equity	399,392	37,606,775	32,688,205
NONCONTROLLING INTERESTS	291	27,403	8,042
Total equity	399,683	37,634,178	32,696,247
TOTAL	$ 872,040	¥ 82,111,266	¥ 73,493,246

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Current [Member] USD ($)	Mar. 31, 2013 Current [Member] JPY (¥)	Mar. 31, 2012 Current [Member] JPY (¥)
Accounts receivable, allowance for doubtful accounts (in Yen and Dollars)	$ 998	¥ 93,934	¥ 107,919
Othеr currеnt assеts, allowancе for doubtful accounts (in Yen and Dollars)				114	10,732	10,732
OTHER ΑSSETS, allowancе for doubtful accounts (in Yen and Dollars)	$ 762	¥ 71,727	¥ 86,388
Common stock, shares authorized	75,520,000	75,520,000	75,520,000
Common stock, shares issued	41,295,600	41,295,600	41,295,600
Common stock, shares outstanding	41,295,600	41,295,600	41,295,600
Treasury stock, shares	758,800	758,800	758,800

Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Systems Construction [Member] USD ($)	Mar. 31, 2013 Systems Construction [Member] JPY (¥)	Mar. 31, 2012 Systems Construction [Member] JPY (¥)	Mar. 31, 2011 Systems Construction [Member] JPY (¥)	Mar. 31, 2013 Systems Operation And Maintenance [Member] USD ($)	Mar. 31, 2013 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2012 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2011 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2013 Internet Connectivity Services (Corporate Use) [Member] USD ($)	Mar. 31, 2013 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2013 Internet Connectivity Services (Home Use) [Member] USD ($)	Mar. 31, 2013 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2013 WAN Services [Member] USD ($)	Mar. 31, 2013 WAN Services [Member] JPY (¥)	Mar. 31, 2012 WAN Services [Member] JPY (¥)	Mar. 31, 2011 WAN Services [Member] JPY (¥)	Mar. 31, 2013 Outsourcing Services [Member] USD ($)	Mar. 31, 2013 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2012 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2011 Outsourcing Services [Member] JPY (¥)
Network services:
Network services	$ 692,782	¥ 65,232,398	¥ 63,409,406	¥ 51,661,567									$ 170,212	¥ 16,027,134	¥ 14,706,511	¥ 14,004,608	$ 58,052	¥ 5,466,198	¥ 5,717,417	¥ 6,525,128	$ 267,294	¥ 25,168,425	¥ 25,666,524	¥ 16,100,046	$ 197,224	¥ 18,570,641	¥ 17,318,954	¥ 15,031,785
Systems integration:
Systems integration	395,126	37,205,096	31,469,321	29,443,680	168,064	15,824,938	11,997,680	11,936,581	227,062	21,380,158	19,471,641	17,507,099
Equipment sales	15,834	1,490,906	1,111,722	796,385
ATM operation business	24,640	2,320,086	1,324,156	516,574
Total revenues	1,128,382	106,248,486	97,314,605	82,418,206
COST AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	538,362	50,692,190	49,984,821	41,678,052
Cost of systems integration	323,118	30,424,802	24,978,607	22,466,436
Cost of equipment sales	14,001	1,318,344	980,279	683,285
Cost of ATM operation business	20,812	1,959,597	1,382,194	1,000,470
Total cost	896,293	84,394,933	77,325,901	65,828,243
Sales and marketing (Note 21)	85,583	8,058,481	7,946,852	6,616,013
General and administrative (Note 7)	59,817	5,632,430	5,299,608	5,479,176
Research and development	4,354	410,000	388,761	353,732
Total cost and expenses	1,046,047	98,495,844	90,961,122	78,277,164
OPERATING INCOME	82,335	7,752,642	6,353,483	4,141,042
OTHER INCOME (EXPENSES):
Dividend income	500	47,117	48,269	43,732
Interest income	273	25,708	34,602	23,113
Interest expense	(3,051)	(287,314)	(299,271)	(268,129)
Foreign exchange gain (loss), net	1,191	112,136	(4,549)	(31,975)
Net gain (loss) on sales of other investments (Note 4)	144	13,565	(3,154)	105,252
Impairment of other investments (Note 4)	(210)	(19,788)	(159,592)	(179,829)
Other—net	1,198	112,798	6,432	783
Other income (expenses)—net	45	4,222	(377,263)	(307,053)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES	82,380	7,756,864	5,976,220	3,833,989
INCOME TAX EXPENSE (Note 12)	27,693	2,607,582	2,525,486	955,697
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	1,784	168,065	123,776	122,667
NET INCOME	56,471	5,317,347	3,574,510	3,000,959
LESS: NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(177)	(16,693)	66,453	202,409
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 56,294	¥ 5,300,654	¥ 3,640,963	¥ 3,203,368
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Dollars per share and Yen per share)	$ 1.39	¥ 130.76	¥ 89.82	¥ 79.04
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Dollars per share and Yen per share)	$ 1.39	¥ 130.65	¥ 89.78	¥ 79.04

Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding	40,536,800	40,536,800	40,528,800
Diluted weighted-average number of common shares outstanding	40,572,600	40,556,400	40,528,800

Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
NET INCOME	$ 56,471	¥ 5,317,347	¥ 3,574,510	¥ 3,000,959
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	956	90,014	(9,539)	(43,435)
Unrealized holding gain (loss) on securities	2,724	256,521	102,745	(245,085)
Defined benefit pension plans	(629)	(59,252)	(31,605)	34,617
TOTAL COMPREHENSIVE INCOME	59,522	5,604,630	3,636,111	2,747,056
LESS: COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(177)	(16,673)	66,453	202,409
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 59,345	¥ 5,587,957	¥ 3,702,564	¥ 2,949,465

Consolidated Statements of Shareholders' Equity In Thousands	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2010		¥ (16,720,092)		¥ 168,769		¥ 16,833,847		¥ (406,547)		¥ 27,443,600		¥ 44,126		¥ 27,363,703
BALANCE (in Shares) at Mar. 31, 2010						41,295,600
Subsidiary stock issuance										(147,346)		147,346		(147,346)
Net income		3,203,368										(202,409)		3,000,959
Other comprehensive income (loss), net of tax				(253,903)										(253,903)
Dividends paid		(506,535)												(506,535)
Disposal of treasury stock								14,468		22,658				37,126
BALANCE at Mar. 31, 2011		(14,023,259)		(85,134)		16,833,847		(392,079)		27,318,912		(10,937)		29,641,350
BALANCE (in Shares) at Mar. 31, 2011						41,295,600
Purchase of noncontrolling interests in consolidated subsidiaries (Note 14)										(19,395)		19,390		(5)
Subsidiary stock issuance										(66,042)		66,042		(85,437)
Stock-based compensation										26,843				26,843
Net income		3,640,963										(66,453)		3,574,510
Other comprehensive income (loss), net of tax				61,601										61,601
Dividends paid		(608,052)												(608,052)
BALANCE at Mar. 31, 2012	(116,720)	(10,990,348)	(250)	(23,533)	178,779	16,833,847	(4,164)	(392,079)	289,511	27,260,318	85	8,042	347,241	32,696,247
BALANCE (in Shares) at Mar. 31, 2012					41,295,600
Acquisition and establishment of new consolidated subsidiaries											29	2,688	29	2,688
Stock-based compensation									425	40,007			425	40,007
Net income	56,294	5,300,654									177	16,693	56,471	5,317,347
Other comprehensive income (loss), net of tax			3,051	287,303							0	(20)	3,051	287,283
Dividends paid	(7,534)	(709,394)											(7,534)	(709,394)
BALANCE at Mar. 31, 2013	$ (67,960)	¥ (6,399,088)	$ 2,801	¥ 263,770	$ 178,779	¥ 16,833,847	$ (4,164)	¥ (392,079)	$ 289,936	¥ 27,300,325	$ 291	¥ 27,403	$ 399,683	¥ 37,634,178
BALANCE (in Shares) at Mar. 31, 2013					41,295,600

Consolidated Statements of Shareholders' Equity In Thousands	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2010		¥ (16,720,092)		¥ 168,769		¥ 16,833,847		¥ (406,547)		¥ 27,443,600		¥ 44,126		¥ 27,363,703
Net income		3,203,368										(202,409)		3,000,959
Other comprehensive income, net of tax				(253,903)										(253,903)
Dividends paid		(506,535)												(506,535)
BALANCE at Mar. 31, 2011		(14,023,259)		(85,134)		16,833,847		(392,079)		27,318,912		(10,937)		29,641,350
Stock-based compensation (Note 14)										26,843				26,843
Net income		3,640,963										(66,453)		3,574,510
Other comprehensive income, net of tax				61,601										61,601
Dividends paid		(608,052)												(608,052)
BALANCE at Mar. 31, 2012	(116,720)	(10,990,348)	(250)	(23,533)	178,779	16,833,847	(4,164)	(392,079)	289,511	27,260,318	85	8,042	347,241	32,696,247
Acquisition and establishment of new consolidated subsidiaries											29	2,688	29	2,688
Stock-based compensation (Note 14)									425	40,007			425	40,007
Net income	56,294	5,300,654									177	16,693	56,471	5,317,347
Other comprehensive income, net of tax			3,051	287,303							0	(20)	3,051	287,283
Dividends paid	(7,534)	(709,394)											(7,534)	(709,394)
BALANCE at Mar. 31, 2013	$ (67,960)	¥ (6,399,088)	$ 2,801	¥ 263,770	$ 178,779	¥ 16,833,847	$ (4,164)	¥ (392,079)	$ 289,936	¥ 27,300,325	$ 291	¥ 27,403	$ 399,683	¥ 37,634,178

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 56,471,000	¥ 5,317,347,000	¥ 3,574,510,000	¥ 3,000,959,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	79,735,000	7,507,808,000	7,143,631,000	5,850,882,000
Impairment loss on intangible assets	510,000	48,000,000	37,000,000	218,073,000
Provision for retirement and pension costs, less payments	2,272,000	213,963,000	187,287,000	253,818,000
Provision for (reversal of) allowance for doubtful accounts	(114,000)	(10,712,000)	82,046,000	(10,522,000)
Loss on disposal of property and equipment	155,000	14,638,000	62,368,000	23,588,000
Net (gain) loss on sales of other investments	(144,000)	(13,565,000)	3,154,000	(105,252,000)
Impairment of other investments	210,000	19,788,000	159,592,000	179,829,000
Gain on receipt of investment securities				(18,060,000)
Foreign exchange losses (gains), net	(595,000)	(55,983,000)	14,202,000	27,309,000
Equity in net income of equity method investees	(1,784,000)	(168,065,000)	(123,776,000)	(122,667,000)
Deferred income tax expense (benefit)	(5,598,000)	(527,128,000)	35,714,000	606,875,000
Others	418,000	39,377,000	67,470,000	16,960,000
Changes in operating assets and liabilities net of effects from acquisition of a company:
Decrease (increase) in accounts receivable	(30,865,000)	(2,906,215,000)	626,783,000	429,691,000
Decrease (increase) in net investment in sales-type lease―noncurrent	397,000	37,406,000	330,961,000	(765,510,000)
Increase in inventories, prepaid expenses and other current and noncurrent assets	(25,725,000)	(2,422,332,000)	(161,418,000)	(65,828,000)
Increase (decrease) in accounts payable	19,978,000	1,881,105,000	(2,928,912,000)	1,995,375,000
Increase (decrease) in income taxes payable	(5,798,000)	(545,914,000)	1,842,553,000	27,490,000
Increase in deferred income― noncurrent	10,780,000	1,015,049,000	276,175,000	333,548,000
Increase in accrued expenses, other current and noncurrent liabilities	2,063,000	194,201,000	429,998,000	687,658,000
Net cash provided by operating activities	102,366,000	9,638,768,000	11,659,338,000	12,564,216,000
INVESTING ACTIVITIES:
Purchases of property and equipment	(59,354,000)	(5,588,815,000)	(6,167,434,000)	(3,839,011,000)
Proceeds from sales of property and equipment	5,777,000	543,978,000	350,136,000	174,334,000
Purchases of available-for-sale securities	(519,000)	(48,903,000)	(269,218,000)	(141,020,000)
Purchases of other investments	(4,966,000)	(467,622,000)	(186,115,000)	(200,000,000)
Investment in an equity method investee	(1,062,000)	(100,000,000)	(24,647,000)
Proceeds from sales of available-for-sale securities		0	226,346,000	155,571,000
Proceeds from sales of other investments	1,168,000	109,944,000	94,285,000	66,047,000
Payments of guarantee deposits	(1,746,000)	(164,417,000)	(39,403,000)	(686,825,000)
Refund of guarantee deposits	184,000	17,349,000	26,045,000	165,193,000
Payments for refundable insurance policies	(8,000)	(737,000)	(6,604,000)	(22,188,000)
Refund from insurance policies			42,948,000	29,642,000
Acquisition of a newly controlled company, net of cash acquired (Note 2)	(2,433,000)	(229,058,000)		(9,170,000,000)
Other	(188,000)	(17,620,000)	(594,000)	(24,860,000)
Net cash used in investing activities	(63,147,000)	(5,945,901,000)	(5,954,255,000)	(13,493,117,000)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months and long-term borrowings	753,000	71,000,000	3,370,000,000	1,600,000,000
Repayments of short-term borrowings with initial maturities over three months and long-term borrowings	(11,480,000)	(1,081,000,000)	(620,000,000)	(1,550,000,000)
Principal payments under capital leases	(39,071,000)	(3,678,940,000)	(3,425,680,000)	(2,989,471,000)
Net increase (decrease) in short-term borrowings	4,248,000	400,000,000	(4,180,000,000)	8,930,000,000
Proceeds from issuance of subsidiary stock to noncontrolling interests	28,000	2,570,000
Dividends paid	(7,534,000)	(709,394,000)	(608,052,000)	(506,535,000)
Proceeds from sales of treasury stock				37,126,000
Net cash provided by (used in) financing activities	(53,056,000)	(4,995,764,000)	(5,463,732,000)	5,521,120,000
FORWARD	(13,837,000)	(1,302,897,000)	241,351,000	4,592,219,000
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	265,000	24,945,000	(18,142,000)	(43,019,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(13,572,000)	(1,277,952,000)	223,209,000	4,549,200,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	143,764,000	13,536,824,000	13,313,615,000	8,764,415,000
CASH AND CASH EQUIVALENTS, END OF YEAR	130,192,000	12,258,872,000	13,536,824,000	13,313,615,000
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	3,050,000	287,158,000	297,862,000	267,750,000
Income taxes paid	37,468,000	3,527,987,000	481,580,000	346,561,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	51,150,000	4,816,248,000	4,749,695,000	2,912,806,000
Facilities purchase liabilities	10,081,000	949,264,000	659,266,000	1,559,343,000
Asset retirement obligation	283,000	26,620,000	42,273,000	213,336,000
Acquisition of a company (Note 2):
Assets acquired	4,292,000	404,139,000		14,956,137,000
Liabilities assumed	1,108,000	104,321,000		5,786,137,000
Noncontrolling interests	1,000	118,000
Cash paid	(3,183,000)	(299,700,000)		(9,170,000,000)
Cash acquired	750,000	70,642,000
Acquisition of a newly controlled company, net of cash acquired	$ (2,433,000)	¥ (229,058,000)		¥ (9,170,000,000)

Note 1 - Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Internet Initiative Japan Inc. ("IIJ," a Japanese corporation) was founded in December 1992 to develop and operate Internet access services and other Internet-related services in Japan. As of March 31, 2013, 29.9% of IIJ’s voting shares were jointly owned by Nippon Telegraph and Telephone Corporation ("NTT") and its subsidiary. IIJ and its subsidiaries (collectively, the "Company") provide customers substantially operating in Japan with Internet connectivity services, WAN services and outsourcing services.  The Company also provides systems integration which consists of systems construction and systems operation and maintenance. In addition, a consolidated subsidiary provides Automated Teller Machines ("ATM") operation services.

Certain Significant Risks and Uncertainties

The Company relies on telecommunications carriers for a significant portion of its network backbone and on regional NTT subsidiaries, electric power companies and their affiliates for local connections to customers. Currently, NTT Communications Corporation, a wholly owned subsidiary of NTT, is the largest provider of network infrastructure for the Company. The Company believes that its use of multiple carriers and suppliers significantly mitigates the risk of damages from service disruptions. However, any disruption of telecommunication services could have an adverse effect on operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of accounts receivable, which includes the accounts receivable from a large customer as noted in Note 20.

The Company's management believes that the risks associated with accounts receivable is mitigated by the large number of customers comprising its customer base and its credit line control. The Company also conducts an evaluation of a new customer’s financial condition at the inception of the transaction and continuously monitors delays in payment for each customer.

Summary of Significant Accounting Policies

Basis of Presentation—IIJ maintains its records and prepares its financial statements in accordance with generally accepted accounting principles in Japan.  Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to generally accepted accounting principles in the United States of America ("U.S. GAAP").  These adjustments were not recorded in the statutory accounts.

Reclassification－Certain reclassifications have been made to prior periods to conform to the current year presentations: "Dividend income," which had been previously included in "Other-net," was separately disclosed as the amount was deemed material.

Translation into U.S. Dollars—IIJ maintains its accounts in Japanese yen, the currency of the country in which it is incorporated and principally operates.  The U.S. dollar amounts included herein represent a translation using the noon buying rate in New York City for cable transfers in yen as certified for customs purposes by the Federal Reserve Bank of New York at March 31, 2013 of ¥94.16 = $1, solely for the convenience of the reader.  The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars.

Consolidation—The consolidated financial statements include the accounts of IIJ and all of its subsidiaries, Net Care, Inc. ("Net Care"), IIJ America, Inc. ("IIJ-America"), Netchart Japan Inc. ("NCJ"), hi-ho Inc. ("hi-ho"), Trust Networks  Inc. ("Trust Networks"),  IIJ Innovation Institute Inc. ("IIJ-II"),  IIJ Global Solutions Inc. ("IIJ-Global") and its subsidiaries, IIJ Exlayer Inc. ("IIJ-Exlayer") and its subsidiaries and IIJ Europe Limited ("IIJ-Europe"). IIJ-Global was acquired by IIJ on September 1, 2010. IIJ-Exlayer was acquired by IIJ on April 2, 2012. IIJ-Europe was originally a wholly-owned subsidiary of IIJ-Exlayer.  GDX Japan Inc. (“GDX”) was established on April 16, 2007 and liquidated on March 16, 2012. All of the subsidiaries, except for IIJ-Exlayer, IIJ-America, IIJ-Europe and other foreign subsidiaries, have fiscal years ending March 31. IIJ-Exlayer, IIJ-America, IIJ-Europe and other foreign subsidiaries’ fiscal year-end is December 31 and such date was used for purposes of preparing the consolidated financial statements as it is not practicable for the foreign subsidiaries to report their financial results as of March 31. There were no significant events that occurred during the intervening period that would require adjustment to or disclosure in the accompanying consolidated financial statements.  Intercompany transactions and balances have been eliminated in consolidation.

Investments in companies over which IIJ has significant influence but not control are accounted for by the equity method.  For other than a temporary decline in the value of investments in equity method investees below the carrying amount, the investment is reduced to fair value and an impairment loss is recognized.

A subsidiary or equity method investee may issue its shares to third parties at amounts per share in excess of or less than the Company’s average per share carrying value. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation allowances for deferred tax assets, allowance for doubtful accounts, determination of pension benefit costs and obligations, estimated useful lives of fixed assets and intangible assets with finite useful lives and impairment of long-lived assets, goodwill and intangible assets deemed to have indefinite useful lives.  Actual results could differ from those estimates.

Revenue Recognition—Network service revenues are billed and recognized monthly on a straight-line basis. Initial set up fees received in connection with network services are deferred and recognized over the estimated average period of the subscription for each service.

System integration and service arrangements  involve the following deliverables:

・
System construction services ― include all or some of the following elements depending on arrangements to meet each of our customer's requirements: consulting, project planning, system design, and development of network systems. These services also include the installation of software as well as configuration and installation of hardware.

・	Software ― we resell third-party software such as Oracle and Windows to our customers, which are installed by us during the system development process.

・
Hardware ― we also resell third-party hardware, primarily servers, switches and routers, which we install during the system development process. The hardware is generic hardware that is often sold by third party manufacturers and resellers.

・	Monitoring and operating service ― we monitor our customer's network activity and internet connectivity to detect and report problems. We also provide constant data backup services.

・	Hardware and software maintenance service ― we repair or replace any malfunctioning parts of hardware. We examine faults of software and provide suitable solutions to customers.

The system construction services are generally delivered over a three-month period. All hardware and software are delivered and installed during this period. Customers are required to pay a specified fixed fee that is not payable until after the system construction has been completed and accepted by our customers.

Monitoring, operating, and hardware and software maintenance service generally commence once our customers have accepted the system and contract periods are generally from one to five years. Our contracts include a stated annual fee for these services.

For multiple-element arrangements that include system construction service, hardware, software essential to the hardware product’s functionality and undelivered non-software services (e.g., monitoring and operating services), the Company allocates revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”) and (iii) best estimate of the selling price (“ESP”). The allocation of revenue has been based mainly on the Company’s ESPs except for certain undelivered non-software services for which VSOE has been established.

The Company’s process for determining its ESP for deliverables includes various factors that may vary depending on the circumstances and specific characteristics related to each deliverable. The Company considers the following in developing the ESP: customer demand, the existence and effect of competitors, general profit margin realized in the marketplace, volume of the transactions, the Company’s internal costs of providing the deliverables, the profit objectives including targeted and historical margins realized on similar sales to similar customers and the historical pricing practices.

The method used to account for each unit and the period over which each unit of accounting is recognized are as follows:

・
Revenue allocated to system construction services is accounted for using contract accounting. System construction service revenues, which are generally completed within three months, are recognized based on the completed-contract method in compliance with Accounting Standards Codification (“ASC”) 605-35-25-92 because the Company is unable to bill customers and the title of constructed network system is not transferred to customer unless customers are satisfied with and accept the completed systems.

・
Revenue related to the hardware and software essential to the hardware product’s functionality is not recognized until customer acceptance is received because title to the hardware and software do not transfer to our customers until formal acceptance is received.

・	Revenue related to undelivered non-software services (monitoring, operating and hardware maintenance services) is recognized on a straight-line basis over the contract period.

The Company also enters into multiple-element arrangements for system integration services that include software not essential to the hardware product’s functionality and software-related services and account for them in accordance with ASC 985-605, “Software-Revenue Recognition”. The Company has been able to establish VSOE of fair value of the software-related services based on separate renewal contracts of the services that are consistently priced within a narrow range. The Company allocates revenue to such services based on VSOE and recognizes the revenues on a straight-line basis over the contract period. The Company allocates the residual amount to the software and system construction services.

Equipment sales revenues are recognized when equipment is delivered and accepted by the customer.

The Company evaluates whether it is appropriate to record the gross amount of revenues and related costs or the net amount earned in reporting system construction services and equipment sales, depending on whether the Company functions as principal or agent.

ATM operation business revenues consist primarily of commissions for each withdrawing transaction with the use of ATMs. ATM commission collected from each withdrawal is aggregated every month and recognized as ATM operation revenues.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Cash and Cash Equivalents—Cash and cash equivalents includes time deposit with original maturities of three months or less.

Allowance for Doubtful Accounts—An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon the Company's past credit loss experience and an evaluation of potential losses in the receivables outstanding.

Other Investments—The Company classifies its marketable equity securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss).  The cost of securities sold is determined based on average cost.

The Company reviews the fair value of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other-than-temporary.  If the decline in value is judged to be other-than-temporary, the cost basis of the investment is written down to fair value.  Other-than-temporary declines in value are determined taking into consideration the extent of decline in fair value, the length of time that the decline in fair value below cost has existed and events that might accelerate the recognition of impairment.  The resulting realized loss is included in the consolidated statements of income in the period in which the decline is deemed to be other-than-temporary.

Non-marketable equity securities are carried at cost as fair value is not readily determinable. When the Company evaluates whether non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator). The Company uses such impairment indicators as follows:

・A significant deterioration in the earnings performance or business prospects of the investee.

・A significant adverse change in the regulatory, economic, or technological environment of the investee.

・A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.

・A recent example of new issuance of security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Inventories—Inventories consist mainly of network equipment purchased for resale and work-in-process for construction of network systems.  Network equipment purchased for resale is stated at the lower of cost, which is determined by the average-cost method, or market.  Work-in-process for development of network systems is stated at the lower of actual production costs, including overhead cost, or market.  Inventories are reviewed periodically and items considered to be slow-moving or obsolete are written down to their estimated net realizable value.

Leases—Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Sales-Type Leases—The Company has some sales-type lease agreements with customers. The Company recognizes revenues on sales-type leases when the assets under lease are delivered to and accepted by the customers. The revenue recognized is calculated at the net present value of the future receipt amounts. Interest income in sales-type leases is recognized in other income using the interest method.

Property and Equipment—Property and equipment are recorded at cost.  Depreciation and amortization of property and equipment, including capitalized software and capital leases, are computed principally using the straight-line method based on either the estimated useful lives of assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

	Range of Useful Lives

Data communications, office and other equipment	3	to	20	years
Buildings			20	years
Leasehold improvements	8	to	20	years
Capitalized software			5	years
Capital leases	4	to	6	years

Impairment of Long-Lived Assets—Long-lived assets consist principally of property and equipment, including those items leased under capital leases and amortized intangible assets. The Company evaluates the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying amount of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying amount of the asset or asset group, an impairment loss has occurred and the loss would be recognized during the period for the difference between the carrying amount of the asset or asset group and estimated fair value.

Goodwill and Intangible Assets—Goodwill (including equity-method goodwill) and intangible assets that are deemed to have indefinite useful lives are not amortized, but are subject to impairment testing.  Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company performs annual impairment tests on March 31. If the carrying amount of a reporting unit exceeds its fair value, the Company then performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any. Intangible assets with finite useful lives, consisting of customer relationships, are amortized using a non-straight-line basis based on the pattern of expected future economic benefit over the estimated useful lives, which range from 6 to 19 years.

Asset Retirement Obligations—The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated for the period the Company has estimated.

Pension and Severance Indemnities Plans—The Company has defined benefit pension plans and severance indemnities plans. The cost of the pension plans and severance indemnities plans are accrued based on amounts determined using actuarial methods. In addition, the Company has defined contribution pension plans. The costs of defined contribution pension plans are charged to expenses when incurred.

Income Taxes—Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The Company recognizes the financial statement effect of uncertain tax positions when they are more-likely- than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.

Foreign Currency Translation—The assets and liabilities of a foreign subsidiary and an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at average rates of exchange. The resulting translation adjustments are included in accumulated other comprehensive income.

Foreign currency assets and liabilities, which consist substantially of cash denominated in U.S. dollars, are stated at the amount as computed by using year-end exchange rates and the resulting transaction gain or loss is recognized in earnings.

Stock Splits―On September 6, 2012, IIJ’s board of directors approved a two hundred for one split of IIJ’s common stock. Shareholders of record on September 30, 2012 received an additional common share. The stock split was effective on October 1, 2012. In order to reflect this split, information pertaining to shares and earnings per share has been restated in the accompanying financial statements and related notes.

Stock-Based Compensation—The Company measures and records the compensation cost from stock compensation-type stock option based on fair value. The fair value of the stock option is measured on the date of grant using the Black-Scholes option-pricing model, and amortized over the requisite service period. The compensation cost is mainly included in “General and administrative” expenses.

Research and Development and Capitalized Software Development Costs—Research and development costs are expensed as incurred, which include research and development costs incurred for computer software to be leased. Software development costs incurred subsequent to establishing technological feasibility through the general release of the software products are capitalized. Technological feasibility is demonstrated by the completion of a detailed program design. Capitalized costs are amortized based on either the ratio of the current revenues to the total estimated revenues over the estimated useful lives (generally five years) or the equally allocated amount over the residual useful lives, whichever is larger.

Advertising—Advertising costs are expensed as incurred and are recorded in “Sales and marketing.”

Basic and Diluted Net Income attributable to Internet Initiative Japan Inc. per Common Share—Basic net income attributable to Internet Initiative Japan Inc. per common share is computed by dividing net income attributable to Internet Initiative Japan Inc. by the weighted-average number of shares of common stock outstanding during the year.  Diluted net income attributable to Internet Initiative Japan Inc. per common share reflects the potential dilutive effect of stock options.

Other Comprehensive Income (Loss)—Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of a foreign subsidiary, unrealized gains or losses on available-for-sale securities and defined benefit pension plans adjustment.

Segment Reporting—ASC Topic 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expense and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance.

The Company provides a comprehensive range of network solutions to meet its customers’ needs by cross-selling a variety of services, including Internet connectivity services, WAN services, outsourcing services, systems integration and sales of network-related equipment, and ATM operation services.  The Company’s chief operating decision maker, who is the Company’s Chief Executive Officer ("CEO"), regularly reviews the revenue and cost of sales on the two operating segments, which are Network service and systems integration business segment, and ATM operation business segment. The CEO also makes decisions regarding how to allocate resources and assess performance based on the segments.

New Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update　(“ASU”) 2011-05, "Comprehensive Income－Presentation of Comprehensive Income," which improves the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require an entity to report comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05," which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. This ASU, except the deferral of the effective date for amendments to the presentation of reclassifications adjustments stipulated in ASU 2011-05, is effective for the interim or annual period beginning after December 15, 2011 and the Company adopted this ASU in the first quarter beginning April 1, 2012. The Company elected to present two separate but consecutive statements. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, "Intangibles－Goodwill and Other: Testing Goodwill for impairment," which provides new guidance on the annual goodwill impairment testing. This ASU allows an entity the option to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If based on its qualitative assessment an entity concludes it is more likely than not that fair value of a reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. This ASU is effective for annual and interim goodwill impairment tests performed for annual period beginning after December 15, 2011 and the Company adopted this ASU in the first quarter beginning April 1, 2012. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

Accounting Guidance Issued But Not Adopted as of March 31, 2013

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet: Disclosures about Offsetting Assets and Liabilities," which requires new disclosures about financial instruments and derivative instruments that are either offset by or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01, "Balance Sheet: Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities," which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. The adoption of the ASUs will not have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles－Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment," which provides new guidance on the annual  indefinite-lived intangible assets impairment testing. The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “Intangibles—Goodwill and Other—General Intangibles Other than Goodwill”. This ASU is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income,” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component, and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combination Disclosure [Text Block]
Business Combination Disclosure [Text Block]
2.	BUSINESS COMBINATIONS

On September 1, 2010, the Company acquired a new company ("the New Company"), which was established by AT&T Japan LLC and succeeded a part of the business conducted by AT&T Japan LLC, AT&T Japan K.K and AT&T Japan Ltd. ("AT&T Japan") from AT&T Japan LLC. The New Company conducts the domestic network outsourcing service business such as the WAN services and the international network service business starting on September 1, 2010 under the name of IIJ-Global. This acquisition was completed by acquiring all issued and outstanding shares of the New Company for ¥9,170,000 thousand in cash. There are no future contingent payments. This business combination was accounted for using the acquisition method. The Company has completed its measurements of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date. The acquisition resulted in the recognition of goodwill (see Note 8, "Goodwill and Other intangible assets").

The acquisition of IIJ-Global was consistent with the Company's strategy for expanding the scale of business by providing IIJ’s network solution to the acquired customers, by providing WAN services to IIJ’s client bases and by providing international services to the acquired customers through a business tie-up with AT&T Japan.

The following table summarizes the fair values of the assets acquired and liabilities assumed from AT&T Japan on September 1, 2010.

Thousands of Yen

Accounts receivable	¥5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864

Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137

Total identified net assets	6,881,727

Goodwill	2,288,273

Purchase price	¥9,170,000

The following table provides revenues and net income attributable to Internet Initiative Japan Inc. of IIJ-Global which were included in the Company's consolidated statement of income for the year ended March 31, 2011.

Thousands of Yen

Revenues	¥15,094,218
Net income attributable to Internet Initiative Japan Inc.	690,761

The following table provides unaudited pro forma revenues and net income attributable to Internet Initiative Japan Inc. for the year ended March 31, 2011, as if IIJ-Global had been acquired on April 1, 2011. Such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the acquired company.

Thousands of Yen

Revenues	¥92,583,743
Net income attributable to Internet Initiative Japan Inc.	4,800,412

Yen

Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥118
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	118

   *Figures shown above are adjusted to reflect a 1:200 stock split conducted on October 1, 2012.

For the year ended March 31, 2011, acquisition-related costs of ¥69,451 thousand were incurred. These acquisition-related costs included legal, financial advisory and other professional fees, and were recorded in “General and administrative” expenses.

There were no business acquisitions during the year ended March 31, 2012.

On April 2, 2012, the Company acquired 99.9% of the outstanding common shares of Exlayer Global Inc., which was renamed IIJ Exlayer Inc. ("IIJ-Exlayer"), for total consideration of ¥299,700 thousand ($3,183 thousand) paid in cash. There are no future contingent payments. IIJ-Exlayer is a holding company with overseas subsidiaries in the system integration industry. The acquisition of IIJ-Exlayer is expected to help the Company to accelerate its international business development. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

Note 3 - Inventory	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Text Block]
Inventory Disclosure [Text Block]
3.	INVENTORY

The components of inventories as of March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Network equipment purchased for resale	¥287,786	¥350,976	$3,727
Work in process	¥464,289	¥950,708	$10,097

Total inventories	¥752,075	¥1,301,684	$13,824

Note 4 - Other Investments	12 Months Ended
Mar. 31, 2013
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	OTHER INVESTMENTS

Pursuant to ASC Topic 320, ?兌nvestments―Debt and Equity Securities,” all of the Company's marketable equity securities are classified as available-for-sale securities.  Information regarding the securities classified as available-for-sale at March 31, 2012 and 2013 is as follows:

	Thousands of Yen
March 31, 2012	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥451,404	¥418,195	¥8,685	¥860,914

March 31, 2013

Available-for-sale—Equity securities	¥500,616	¥813,445	¥4,138	¥1,309,923

	Thousands of U.S. Dollars
March 31, 2013	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$5,317	$8,639	$44	$13,912

The following table provides the fair value and gross unrealized losses of the Company's investments, which have been deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2012 and 2013:

	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥118,055	¥7,628	¥15,288	¥1,057	¥133,343	¥8,685

March 31, 2013

Available-for-sale—Equity securities	¥27,902	¥4,138	－	－	¥27,902	¥4,138

	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$296	$44	－	－	$296	$44

The Company regularly reviews all of the Company's investments to determine if any are other-than-temporarily impaired. The analysis includes reviewing industry analyst reports, sector credit ratings and volatility of the security's market price.

The Company’s unrealized loss on investments in marketable equity securities as of March 31, 2013 relates to Japanese companies (2 issuers) in manufacturing industries. The fair value of each investment is 5.8% and 15.8% less than its cost. The duration of the unrealized loss position was less than 12 months. The Company evaluated the near-term prospects of the issuers and the analyst reports in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for a recovery of fair value, the Company does not consider the investments to be other-than-temporarily impaired at March 31, 2013.

Proceeds from the sale of available-for-sale securities were ¥155,571 thousand, ¥226,346 thousand and zero for the years ended March 31, 2011, 2012 and 2013, respectively. Gross realized gains of  ¥90,700 thousand and  ¥9,140 thousand were included in "Other income (expenses)" for the years ended March 31, 2011 and 2012, respectively, and gross realized losses of ¥12,293 thousand were included in "Other income (expenses)" for the year ended March 31, 2012.

The aggregate cost of the Company’s cost method investments totaled ¥2,077,232 thousand and ¥ 2,461,339 thousand ($26,140 thousand) at March 31, 2012 and 2013, respectively.

Impairment of investments in certain marketable equity securities and nonmarketable equity securities, including funds, included in "Other income (expenses)" in the Company’s consolidated statements of income, were recognized to reflect the decline in value considered to be other-than-temporary of ¥13,131 thousand and ¥166,698 thousand, respectively, for the year ended March 31, 2011, ¥87,911 thousand and ¥71,681 thousand, respectively, for the year ended March 31, 2012, and ¥19,788 thousand ($210 thousand) and zero, respectively, for the year ended March 31, 2013.

Note 5 - Allowance For Doubtful Accounts And Loans	12 Months Ended
Mar. 31, 2013
Allowance for Credit Losses [Text Block]
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2011	¥145,918	¥(7,376)	¥(10,522)	¥14,851	¥142,871

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	－	¥205,039

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	－	¥176,393

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2013	¥2,178	¥(190)	¥(114)	－	¥1,874

Other for the year ended March 31, 2011 was the allowance for doubtful accounts of IIJ-Global assumed from AT&T Japan on September 1, 2010.

Note 6 - Investments In Equity Method Investees	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan and neighboring countries to form and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., "Multifeed"), comprehensive portal sites operations (InternetRevolution Inc., "i-revo"), point management systems operations (Trinity Inc., "Trinity,"), research and software development (Stratosphere Inc., "Stratosphere") and data center services in South Korea (i-Heart Inc., "i-Heart").

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2012 and 2013, and for each of the three years in the period ended March 31, 2013 are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Accounts receivable	－	¥51,788	¥52,422	$557
Accounts payable	－	36,698	39,734	422
Revenues	¥730,622	624,718	598,765	6,359
Costs and expenses	348,771	403,400	456,892	4,852

The Company's investments in these equity method investees and respective ownership percentage at March 31, 2012 and 2013 consisted of the following:

	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013

Multifeed	33.00%	¥1,089,319	33.00%	¥1,141,909	$12,127
i-revo	30.00	186,115	30.00	371,888	3,950
Trinity	45.00	98,041	33.75	93,154	989
Stratosphere	－	－	50.00	74,772	794
i-Heart	20.22	33,159	－	－	－

Total		¥1,406,634		¥1,681,723	$17,860

The Company also had a loan of ¥18,673 thousand to i-Heart, which was included in the “Other assets” in the Company’s consolidated balance sheets as of March 31, 2012. i-Heart was excluded from our equity method investees for the year ended March 31, 2013 due to the decrease in IIJ’s ownership interest in i-Heart.

Note 7 - Property And Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2012 and 2013 consisted of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Data communications equipment	¥5,791,067	¥6,746,069	$71,645
Office and other equipment	939,435	2,130,160	22,623
Buildings	489,360	668,631	7,101
Leasehold improvements	2,513,220	2,666,584	28,320
Capitalized software	15,514,986	18,465,716	196,110
Assets under capital leases, primarily data communications equipment	20,180,641	21,864,989	232,211
Total	45,428,709	52,542,149	558,010
Less accumulated depreciation and amortization	(25,693,163)	(29,516,394)	(313,471)

Property and equipment—net	¥19,735,546	¥23,025,755	$244,539

Depreciation and amortization expenses for the property and equipment amounted to ¥5,454,138 thousand, ¥6,522,033 thousand and ¥6,950,249 thousand ($73,814 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

The Company recorded losses on disposal of property and equipment of ¥23,588 thousand, ¥62,368 thousand and ¥14,638 thousand ($155 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

Capitalized software included internal use software of ¥13,785,469 thousand and ¥15,912,108 thousand ($168,990 thousand) as of  March 31, 2012 and 2013, respectively, and software to be leased of  ¥1,729,517 thousand and ¥2,553,608 thousand ($27,120 thousand) as of  March 31, 2012 and 2013, respectively.

The unamortized balance of software to be leased was ¥1,477,896 thousand and ¥1,952,450 thousand ($20,735 thousand) as of March 31, 2012 and 2013, respectively. Amortization expense of software to be leased was ¥43,186 thousand, ¥208,435 thousand and ¥349,537 thousand ($3,712 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively, and was included in cost of systems integration.

The estimated aggregate amortization expense of software to be leased for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥510,722	$5,424
2015	510,722	5,424
2016	467,535	4,965
2017	446,021	4,737
2018	17,450	185

Note 8 - Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

  The components of intangible assets as of March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Intangible assets subject to amortization:
Customer relationship	¥6,424,471	6,424,471	$68,229
Total	6,424,471	6,424,471	68,229
Less accumulated amortization
Customer relationship	(1,201,881)	(1,759,440)	(18,685)
Total	(1,201,881)	(1,759,440)	(18,685)
Intangible assets subject to amortization—net	5,222,590	4,665,031	49,544

Intangible assets not subject to amortization:
Telephone rights	18,879	19,400	206
Trademark	155,000	107,000	1,136
Goodwill	5,788,333	5,969,951	63,402
Total	5,962,212	6,096,351	64,744

Total intangible assets	¥11,184,802	10,761,382	$114,288

The weighted average amortization period for customer relationship is approximately 15.6 years. The amortization expenses for the years ended March 31, 2012 and 2013 were ¥621,598 thousand and ¥557,559 thousand ($5,921 thousand), respectively. The estimated aggregate amortization expense of intangible assets for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥463,073	$4,918
2015	397,031	4,217
2016	388,014	4,121
2017	380,496	4,041
2018	365,460	3,881

The Company recorded an impairment loss of ¥97,791 thousand on licenses which are included in “General and administrative” expenses in the Company’s consolidated statement of income for the year ended March 31, 2011. The amount of the impaired licenses was included in the Network service and systems integration business segment. The impairment was due to the decision to dissolve GDX which operated the related business using the licenses by the Company’s Board of Directors in March 2011. The Company applied the income approach based on the future cash flows to evaluate the impairment loss on the licenses.

The Company recorded ¥37,000 thousand, and ¥48,000 thousand ($510 thousand) of loss on impairment of the trademark right related to hi-ho in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2012 and 2013, respectively.  Because hi-ho recorded operating loss for the years ended March 31, 2012 and 2013, and expects to record operating loss in next fiscal year, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated with the relief from royalty method. The amount of loss was included in the Network service and system integration business segment.

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2012 and 2013, by operating segment:

	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2011
Goodwill	¥ 5,673,064	¥ 235,551	¥5,908,615
Accumulated impairment losses	(120,282)	－	(120,282)
	5,552,782	235,551	5,788,333

Acquisition	－	－	－	－	－	－

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2012
Goodwill	5,673,064	235,551	5,908,615	$60,249	$2,501	$62,750
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	5,552,782	235,551	5,788,333	58,972	2,501	61,473

Acquisition	181,618	－	181,618	1,929	－	1,929

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2013
Goodwill	5,854,682	235,551	6,090,233	62,178	2,501	64,679
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	¥5,734,400	¥235,551	¥5,969,951	$60,901	$2,501	$63,402

The impairment loss on goodwill included in the Network service and systems integration business segment for the year ended March 31, 2011 consisted of impairment losses of ¥20,282 thousand and ¥100,000 thousand on goodwill for GDX and IIJ-FS, respectively. Because of the decision for the dissolution of GDX and a shrinking business of IIJ-FS, the carrying amount of the subsidiary exceeded its fair value and the impairment loss was recognized in the amount equal to the excess of the carrying amount of goodwill over the implied fair values of goodwill. The fair values of the subsidiaries for the basis of determining the impairment loss of goodwill was calculated with the discounted cash flow method. No impairment of goodwill was recognized during the years ended March 31, 2012 and 2013.

On September 1, 2010, IIJ acquired a new subsidiary, IIJ-Global and recorded a customer relationship of ¥3,721,000 thousand and goodwill of ¥2,288,273 thousand through this acquisition. The customer relationship is amortized over its estimated useful life of 15 years based on the pattern of expected future economic benefit from the acquisition date, which is generally on a non-straight-line basis based upon its expected future cash flows. The goodwill components were mainly attributable to of human resources and synergies and the goodwill was included in the network service and system integration business segment. ¥5,387,018 thousand of the recorded customer relationship and goodwill are deductible for tax purposes.

On April 2, 2012, IIJ acquired a new subsidiary, IIJ-Exlayer and recorded goodwill of ¥181,618 thousand ($1,929 thousand). The goodwill components were mainly attributable to of human resources and the goodwill was included in the network service and system integration business segment.

Note 9 - Leases	12 Months Ended
Mar. 31, 2013
Leases of Lessee Disclosure [Text Block]
Leases of Lessee Disclosure [Text Block]
9.	LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment.  Certain leases that meet one or more of the criteria set forth in the provision of ASC Topic 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales results from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC Topic 840.

Operating Leases—The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network.  The leases for domestic backbone connectivity are generally non-cancelable for a minimum one-year lease period.  The leases for international backbone connectivity for mainly two-year lease period are substantially non-cancelable.  The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2020.

Refundable guarantee deposits as of March 31, 2012 and 2013 consist of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Head office	¥1,470,812	¥1,472,311	$15,636
Sales and subsidiaries offices	402,256	543,181	5,769
Others	26,747	35,957	382

Total refundable guarantee deposits	¥1,899,815	¥2,051,449	$21,787

Lease expenses related to backbone lines for the years ended March 31, 2011, 2012 and 2013 amounted to ¥3,688,077 thousand, ¥3,370,813 thousand and ¥3,535,213 thousand ($37,545 thousand), respectively. Lease expenses for local access lines for the years ended March 31, 2011, 2012 and 2013, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥16,881,778 thousand, ¥23,101,650 thousand and ¥22,464,593 thousand ($238,579 thousand), respectively. Other lease expenses for the years ended March 31, 2011, 2012 and 2013 amounted to ¥6,424,099 thousand, ¥5,949,230 thousand and ¥5,978,985 thousand ($63,498 thousand), respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥12,313 thousand, ¥2,394 thousand and ¥ 29,160 thousand ($310 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

Capital Leases—The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM equipment procured from third party vendors, which amounted to ¥367,203 thousand and ¥593,715 thousand ($6,305 thousand), to the leasing companies for the years ended March 31, 2012 and 2013, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥398,652 thousand due by December 2016 and ¥637,548  thousand ($6,771 thousand) due by February 2018, related to the lease contracts made in the years ended March 31, 2012 and 2013, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥20,180,641 thousand and ¥12,846,091 thousand, respectively, at March 31, 2012 and ¥21,864,989 thousand ($232,211 thousand) and ¥13,340,942 thousand ($141,684 thousand), respectively, at March 31, 2013.

Lessee Future Minimum Lease Payments—As of March 31, 2013, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2014	¥76,000	¥2,380,619	¥3,654,924	$807	$25,283	$38,816
2015	1,914	2,055,756	3,009,028	20	21,832	31,957
2016		389,326	1,837,318		4,135	19,513
2017		382,178	603,737		4,059	6,412
2018		36,149	42,031		384	446
2019 and thereafter		102,259	421		1,086	4

Total minimum lease payments	¥77,914	¥5,346,287	9,147,459	$827	$56,779	97,148

Less amounts representing interest			271,623			2,884

Present value of net minimum capital lease payments			8,875,836			94,264
Less current portion			3,505,471			37,229

Noncurrent portion			¥5,370,365			$57,035

Sales-Type Leases—The components of the net investment in sales-type leases as of March 31, 2012 and 2013 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Year ending March 31:
2014		¥493,074	$5,237
2015		446,212	4,739
2016		341,230	3,624
2017		62,371	662
2018		62,371	662

Total minimum lease payments to be received*	¥1,430,502	¥1,405,258	$14,924
Estimated residual value of leased property (unguaranteed)	－	－	－
Less unearned income	37,911	30,400	323
Net investment in sales-type leases	1,392,591	1,374,858	14,601
Less current portion	457,145	476,818	5,063
Non-current net investment in sales-type leases	¥935,446	¥898,040	$9,538

*Estimated executory costs, including profit thereon, of ¥233,682 thousand and ¥301,643 thousand ($3,204 thousand) were excluded from total minimum lease payments to be received as of March 31, 2012 and 2013, respectively.

Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2013
Asset Retirement Obligation Disclosure [Text Block]
Asset Retirement Obligation Disclosure [Text Block]
10.	ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the year ended March 31, 2012 and 2013 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Balance at beginning of the year	¥248,183	¥299,083	$3,176

Liabilities incurred	42,273	26,620	283
Liabilities settled	－	－	－
Accretion expense	8,627	8,882	94
Revision in estimated cash flows	－	－	－

Balance at end of the year	¥ 299,083	¥ 334,585	$3,553

Note 11 - Borrowings	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Text Block]
Debt Disclosure [Text Block]
11.	BORROWINGS

Short-term borrowings at March 31, 2012 and 2013 consist of bank overdrafts that bear fixed rate interest. The weighted average rates at March 31, 2012 and 2013 were 0.806% and 0.690%, respectively.

Long-term borrowings as of March 31, 2012 and 2013 consist of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.336% and 0.250% as of March 31, 2012 and 2013, respectively. Weighted average interest rates were 1.026% and 0.962% at March 31, 2012 and 2013, respectively.	¥3,000,000	¥1,990,000	$21,134

Less current portion	(1,010,000)	(1,010,000)	(10,726)

Long-term borrowings, less current portion	¥1,990,000	¥980,000	$10,408

Annual maturities of long-term borrowings for the years subsequent to March 31, 2013 are as follows:

	Thousands of Yen	Thousands of U.S. Dollars
Year ending March 31:
2014	1,010,000	10,726
2015	980,000	10,408
Total	¥1,990,000	$21,134

Substantially all short-term and long-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default.  The Company did not provide banks with any collateral for outstanding loans as of March 31, 2013.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of March 31, 2013 was ¥10,600,000 thousand ($112,574 thousand).

Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Text Block]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately 41% for the years ended March 31, 2011and 2012 and 38.3% for the year ended March 31, 2013.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2011, 2012 and 2013 consist of the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥3,818,930	¥5,970,007	¥7,825,846	$83,113
Foreign	15,059	6,213	(68,982)	(733)
Total	¥3,833,989	¥5,976,220	¥7,756,864	$82,380
Income taxes―current:
Domestic	¥351,592	¥2,489,350	¥3,140,964	$33,357
Foreign	(2,770)	422	(6,254)	(66)
Total	¥348,822	¥2,489,772	¥3,134,710	$33,291
Income taxes―deferred:
Domestic	¥606,875	¥35,714	¥(528,832)	$(5,616)
Foreign	－	－	1,704	18
Total	¥606,875	¥35,714	¥(527,128)	$(5,598)

The Company has adopted the consolidated tax declaration from the fiscal year ended March 31, 2009.

Amendments to Japanese tax regulations were enacted into law on November 30, 2011. As a result, the normal Japanese statutory rate was reduced to 38.3% from the fiscal year beginning April 1, 2012 and will be reduced to 35.9% from the fiscal year beginning April 1, 2015. The amount of deferred tax liabilities, net of deferred tax assets, as of March 31, 2012 decreased ¥110,381 thousand due to the amendments.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2012 and 2013 were as follows:

	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	－	¥147,043	－	¥290,623	－	$3,086
Capital leases	¥6,369	－	¥73,735	－	$783	－
Accrued expenses	739,404	－	713,056	－	7,573	－
Retirement and pension cost	648,240	－	758,240	－	8,053	－
Allowance for doubtful accounts	70,114	－	66,170	－	703	－
Depreciation	103,374	－	48,315	－	513	－
Net loss on other investments	354,714	－	285,505	－	3,032	－
Operating loss carryforwards	1,432,104	－	1,416,522	－	15,044	－
Transactions in transit*	－	53,798	－	47,983		510
Impairment loss on telephone rights	76,181	－	77,101	－	819	－
Accrued enterprise tax	171,358	－	179,725	－	1,909	－
Asset retirement obligation	107,371	－	120,116	－	1,276	－
Deferred revenue	260,411	－	468,382	－	4,974	－
Customer relationship	－	1,903,137	－	1,690,781	－	17,956
Tax deduction of goodwill	－	383,005	－	528,299	－	5,611
Excess of tax deductible goodwill over the reported amount of goodwill	808,944	－	570,356	－	6,057	－
Trademark	－	55,645	－	38,413	－	408
Investments in equity method investees	－	－	－	168,061	－	1,785
Other	242,000	157,220	237,761	159,753	2,524	1,697
Total	5,020,584	2,699,848	5,014,984	2,923,913	53,260	31,053
Valuation allowance	(2,008,886)	－	(1,361,807)	－	(14,462)	－

Total	¥3,011,698	¥2,699,848	¥3,653,177	¥2,923,913	$38,798	$31,053

*	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2012, the valuation allowance for deferred tax assets related principally to operating loss carryforwards and net loss on other investments and as of March 31, 2013, principally to operating loss carryforwards, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥1,566,662 thousand, ¥136,689 thousand and ¥647,079 thousand ($6,872 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

Undistributed earnings of foreign subsidiaries are deemed to be permanently invested amounted to ¥340,237 thousand ($3,613 thousand) as of March 31, 2013. It is not practicable to calculate the unrecognized deferred tax liability on undistributed earnings.

As of March 31, 2013, certain subsidiaries had tax operating loss carryforwards as follows.

	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	¥38,427
2018 and thereafter	¥303,194	¥89,889	3,666,158

Total	¥303,194	¥89,889	¥3,704,585

	Thousands of U.S. Dollars
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	$408
2018 and thereafter	$3,220	$955	38,935

Total	$3,220	$955	$39,343

“Others” were loss carryforwards of subsidiaries not subject to consolidation tax filing, which were composed of ¥2,735,696 thousand ($29,053 thousand) in Japan, ¥862,885 thousand ($9,164 thousand) in the United States of America, and ¥106,004 thousand ($1,126 thousand) in other countries.

These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2022 in Japan and December 31, 2032 in the United States of America. The loss carryforwards in other countries will expire in the period ending December 31, 2017 or have an indefinite carryforward period.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2013 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Amount computed by using normal Japanese statutory tax rate	¥1,571,935	¥2,450,250	¥2,970,879	$31,551
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	146,060	81,115	89,012	945
Reversal of reserve for tax contingencies	(8,312)	－	－	－
Inhabitant tax―per capita	39,676	34,415	35,809	380
Expiration of operating loss carryforward	616,400	176,829	－	－
Change in valuation allowance*	(1,458,455)	(107,171)	(666,973)	(7,083)
Tax effects on investments in equity method investees	－	－	168,061	1,785
Enterprise tax ―not based on income	61,085	68,960	77,868	827
Tax rate change	－	(110,381)	－	－
Other—net	(12,692)	(68,531)	(67,074)	(712)

Income tax expense as reported	¥955,697	¥2,525,486	¥2,607,582	$27,693

*
Change in valuation allowance for the year ended March 31, 2011 included the release of the valuation allowance for the deferred tax assets of operating loss carryforward as of March 31, 2010, that were utilized during the year, which amounted to ¥131,319 thousand, which represents the net of the adjustment of the beginning-of -the year balance of the valuation allowance because of the acquisition of IIJ-Global, amounting to ¥308,197 thousand  and the expiration of operating loss carryforwards of ¥176,878 thousand.

In September 2006, IIJ America filed an application with the Internal Revenue Service (“IRS”) for the Bilateral Advance Pricing Agreement Request (“BAPA”), relating to the terms of transactions with IIJ and the use of tax operating loss carryforwards in its taxation. IIJ America used to reserve for tax contingencies related to the denial of the past use of tax operating loss carryforwards. The Company adopted FASB interpretation No.48 effective April 1, 2007 and identified liabilities for uncertain tax positions related to the aforementioned denial of the past use of tax operating loss carryforwards. In June 2010, the IRS and NTA finally reached a settlement of the BAPA. In the year ended March 31, 2011, the unrecognized tax benefit of ¥9,391 thousand was reversed as a result of a settlement of the difference between the actual transaction and the terms of the BAPA. There was no amount of unrecognized tax benefit for the year ended March 31, 2012 and 2013. The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

 A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Thousands of Yen
2011
Balance at April 1, 2010	¥9,391
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951)
Translation adjustment	(440)
Balance at March 31, 2011	－

The Company has open tax years subject to examination by major tax jurisdictions from the year ended March 31, 2013 in Japan and from the year ended December 31, 2006 in the United States of America.

Note 13 - Retirement And Pension Plans	12 Months Ended
Mar. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension and Other Postretirement Benefits Disclosure [Text Block]
13.	RETIREMENT AND PENSION PLANS

IIJ and certain subsidiaries had unfunded severance benefit, noncontributory defined benefit pension and defined contribution plans which together covered substantially all of their employees who were not directors. The defined benefit pension plan is operated under the Defined Benefit Corporate Pension Law.

The following information regarding net periodic pension cost and accrued pension cost also includes the unfunded severance benefit plans.  Under the severance and defined benefit pension plans, all of IIJ and IIJ-Global’s employees are entitled, upon retirement with 20 years or more service, to a 10-year period of annuity payments from age 60 (or lump-sum severance indemnities) based on the rate of pay at the time of retirement, length of service and certain other factors.  IIJ and IIJ-Global's employees who do not meet these conditions are entitled to lump-sum severance indemnities.

Net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 included the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Service cost	¥421,771	¥467,583	¥479,158	$5,089
Interest cost	41,424	48,335	46,975	499
Expected return on plan assets	(26,085)	(27,086)	(29,796)	(317)
Amortization of transition obligation	369	369	369	4
Other	－	(12,632)	－	－

Net periodic pension cost	¥437,479	¥476,569	¥496,706	$5,275

Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net actuarial loss	¥3,324	¥39,083	¥92,808	$986
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)	(4)
Other	(6,316)	12,632	－	－

Amounts recognized in other comprehensive income	¥(3,361)	¥51,346	¥92,439	$982

Total net periodic pension cost and amounts recognized in other comprehensive income	¥434,118	¥527,915	¥589,145	$6,257

The change in benefit obligation and plan assets for the years ended March 31, 2012 and 2013 and the amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥2,744,718	¥3,196,857	$33,951
Service cost	467,583	479,158	5,089
Interest cost	48,335	46,975	499
Actuarial loss	37,454	209,406	2,224
Benefit paid	(101,233)	(77,064)	(819)

Benefit obligation at end of year	3,196,857	3,855,332	40,944

Change in plan assets:
Fair value of plan assets at beginning of year	1,425,587	1,655,373	17,580
Actual return on plan assets	27,605	146,394	1,555
Employer contribution	250,969	257,288	2,732
Benefits paid	(48,788)	(46,444)	(493)

Fair value of plan assets at end of year	1,655,373	2,012,611	21,374

Funded status at end of year	¥(1,541,484)	(1,842,721)	$(19,570)

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Accrued retirement and pension costs―noncurrent	¥(1,541,484)	¥(1,842,721)	$(19,570)

Net amount recognized	¥(1,541,484)	¥(1,842,721)	$(19,570)

The accumulated benefit obligation for the Company’s defined benefit pension plans as of March 31, 2012 and 2013 was ¥2,024,498 thousand and ¥2,444,643 thousand ($25,963 thousand), respectively.

The aggregate projected benefit obligation and aggregate fair value of plan assets for plans with projected benefit obligations in excess of plan assets were ¥3,196,857 thousand and ¥1,655,373 thousand at March 31, 2012 and ¥3,855,332 thousand ($40,944 thousand) and ¥2,012,611 thousand ($21,374 thousand) at March 31, 2013, respectively. The aggregate accumulated benefit obligations of plans with no plan assets were ¥65,239 thousand and ¥70,425 thousand ($748 thousand) at March 31, 2012 and 2013, respectively.

Amounts recognized in accumulated other comprehensive income at March 31, 2012 and 2013 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Net actuarial loss	¥212,241	¥305,049	$3,239
Obligation at transition	1,473	1,104	12
Total	¥213,714	¥306,153	$3,251

The unrecognized net loss and the unrecognized net obligation at the date of initial application are being amortized over 14 years and 21 years, respectively.

The estimated net actuarial loss and obligation at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in the fiscal year ending March 31, 2014 are zero and ¥369 thousand ($4 thousand), respectively.

Actuarial assumptions as of March 31:

	Benefit Obligations		Net Periodic Costs
	2012	2013	2011	2012	2013

Discount rate	1.5%	1.2%	1.8%	1.8%	1.5%
Expected long-term rate of return on plan assets			2.1	1.9	1.8
Rate of increase in compensation	3.3	3.3	3.5	3.4	3.3

The Company sets the discount rate assumption annually at March 31 based on high-quality fixed income securities that match the average duration of the expected retirement benefits.

The basis for determining the long-term rate of returns is a combination of historical returns and prospective return assumptions derived from pension trust funds’ managing company.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥99,786	$1,060
2015	113,460	1,205
2016	131,087	1,392
2017	166,104	1,764
2018	220,121	2,338
2019－2023	1,691,760	17,967

Total	¥2,422,318	$25,726

The Company expects to contribute ¥257,288 thousand ($2,732 thousand) to its defined benefit pension plan in the year ending March 31, 2014.

The Company’s defined contribution plan, which was established on April 1, 2009, covers substantially all its employees. The Company contributes monthly 1.6% of its employees’ base salaries to the plan. No employee contributions to the plan are allowed. Contributions to the plan were ¥99,068 thousand, ¥109,224 thousand and ¥114,450 thousand ($1,215 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

The Company's funding policies with respect to the noncontributory plan are generally to contribute amounts considered tax deductible under applicable income tax regulations.  Plan assets including life insurance pooled investment portfolios consist of Japanese government bonds, other debt securities and marketable equity securities.

Life insurance pooled investment portfolios are managed by an insurance company and guarantee a minimum rate of return.

The Company’s investment strategy for the plan assets is to manage the assets in order to pay retirement benefits to plan participants from the Company over the life of the plans.

This is accomplished by identifying and managing the exposure to various market risks, diversifying investments in various asset classes based on portfolio determined by the insurance company in order to maximize long-term rate of return, while considering the liquidity needs of the plans.

The plan is permitted to use derivative instruments only for the purpose of hedging. Both margin trading and real-estate investment are prohibited in principle.

The Company mitigates the credit risk of investments by establishing guidelines with the insurance company. These guidelines are monitored periodically by the Company for compliance.

The projected allocation of the plan assets managed by the insurance company is developed in consideration of the expected long-term investment returns for each category of the plan assets. Approximately 63.0%, 35.0%, and 2.0% of the plan assets excluding pooled investment portfolios will be allocated to debt securities, equity securities and other financial instruments, respectively, to moderate the level of volatility in pension plan asset returns and reduce risks. Fifty percent of the employer’s contribution to the plan during the year ending March 31, 2014 will be allocated to life insurance pooled investment portfolios and other 50% will be allocated to the aforementioned investments.

The following table summarizes the basis used to measure the Company’s pension plan assets at fair value:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥235,933	－	－	¥235,933
U.S. equity	54,179	－	－	54,179
Other equity― developed countries	39,495	－	－	39,495
Total equity securities	329,607	－	－	329,607

Debt securities:
Japanese government and municipalities	－	¥337,885	－	337,885
Japanese corporate bonds― investment grade	－	93,030	－	93,030
U.S. government	－	58,760	－	58,760
Other government― developed countries	－	82,523	－	82,523
Residential mortgage-backed	－	23,627	－	23,627
Total debt securities	－	595,825	－	595,825

Other financial instruments*	－	692,613	－	692,613

Cash	37,328	－	－	37,328

Total assets at fair value	¥366,935	¥1,288,438	－	¥1,655,373

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥302,533	－	－	¥302,533
U.S. equity	72,760	－	－	72,760
Other equity― developed countries	51,220	－	－	51,220
Total equity securities	426,513	－	－	426,513

Debt securities:
Japanese government and municipalities	－	¥477,430	－	477,430
Japanese corporate bonds― investment grade	－	59,533	－	59,533
U.S. government	－	74,294	－	74,294
Other government― developed countries	－	103,471	－	103,471
Residential mortgage-backed	－	26,252	－	26,252
Total debt securities	－	740,980	－	740,980

Other financial instruments*	－	800,968	－	800,968

Cash	44,150	－	－	44,150

Total assets at fair value	¥470,663	¥1,541,948	－	¥2,012,611

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of U.S. Dollars
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	$3,213	－	－	$3,213
U.S. equity	773	－	－	773
Other equity― developed countries	544	－	－	544
Total equity securities	4,530	－	－	4,530

Debt securities:
Japanese government and municipalities	－	$5,071	－	5,071
Japanese corporate bonds― investment grade	－	632	－	632
U.S. government	－	789	－	789
Other government― developed countries	－	1,099	－	1,099
Residential mortgage-backed	－	279	－	279
Total debt securities	－	7,870	－	7,870

Other financial instruments*	－	8,506	－	8,506

Cash	468	－	－	468

Total assets at fair value	$4,998	$16,376	－	$21,374

* Other financial instruments are life insurance pooled investment portfolios.

Pension plan assets classified as Level 1 are comprised principally of equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Pension plan assets classified as Level 2 are comprised principally of government bonds, corporate bonds and life insurance pooled investment portfolios which are valued based on quoted prices obtained from a well-established third-party. The bonds are traded in less active markets and the fair values are based on the price a dealer would pay for the bonds.

IIJ and a certain subsidiary participated in a contributory multi-employer pension plan, the Japan Computer Information Service Employee's Pension Fund (the "Multi-Employer Plan"), which covered substantially all of their employees.

As stipulated by the Japanese Welfare Pension Insurance Law, the Multi-Employer Plan is composed of a substitutional portion of Japanese Pension Insurance and a multi-employers' portion of a contributory defined benefit pension plan.  The benefits for the substitutional portion are based on a standard remuneration schedule under the Welfare Pension Insurance Law and the length of participation.  The multi-employer portion of the benefits is based on the employee's length of service.  However, assets contributed by an employer including IIJ are not segregated in a separate account or restricted to provide benefits only to employees of that employer.  The net pension cost under the Multi-Employer Plan is recognized when contributions become due.

Contributions due and paid during the years ended March 31, 2011, 2012 and 2013 under the Multi-Employer Plan, including its substitutional portion, amounted to ¥219,419 thousand, ¥214,987 thousand and ¥244,666 thousand ($2,598 thousand), respectively. The Company’s contribution did not represent more than 5% of total contribution to the plan during the years ended March 31, 2011, 2012 and 2013.

The plan is not subject to a funding improvement and is funded more than 80% as of March 31, 2012. The total plan assets are ¥545,307,470 thousand ($5,791,286 thousand) as of March 31, 2013. It was difficult to obtain other additional information for the plan for the year ended March 31, 2013.

The amount of retirement benefits for retiring directors and company auditors must be approved by the shareholders.

IIJ has a retirement plan for full-time company auditors. The Company recorded a liability for retirement benefit for company auditors of ¥2,350 thousand and ¥3,690 thousand ($39 thousand), which would be required if they were all to retire at March 31, 2012 and 2013, respectively.

IIJ had a retirement benefit plan for full-time directors, which was abolished in June 2011. The allowance for retirement benefit amounted to ¥255,330 thousand ($2,712 thousand) in consideration of their services made up to the date of abolition of the plan, and this amount will be reserved until each director’s retirement date. IIJ’s subsidiary also has a retirement benefit plan for full-time directors. The Company recorded a liability for retirement benefit for full-time directors of ¥261,849 thousand and ¥265,674 thousand ($2,822 thousand), which would be required if they were all to retire at March 31, 2012 and 2013, respectively.

The retirement benefits paid to retired directors and company auditors were ¥20,030 thousand for the year ended March 31, 2011.

Note 14 - Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Stockholders' Equity Note Disclosure [Text Block]
Stockholders' Equity Note Disclosure [Text Block]
14.	SHAREHOLDERS' EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”).  The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting.  For companies that meet certain criteria such as; (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Company Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet the criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate.  The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

At the 14th Ordinary General Shareholders Meeting held on June 28, 2006, IIJ’s shareholders approved the reductions of additional paid-in capital of ¥21,980,395 thousand and common stock of ¥2,539,222 thousand to eliminate the accumulated deficit for the purpose of reporting under the Companies Act in its non-consolidated financial statements. The effective date was August 4, 2006.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of shareholders.

Treasury stock and treasury stock acquisition rights

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by specific formula. The Companies Act also provides that companies can purchase both treasury stock acquisition rights and treasury stock.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in IIJ’s general books of account prepared using accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings shown in IIJ’s general books of account amounted to ¥18,175,192 thousand ($193,025 thousand) at March 31, 2013.

On June 25, 2010, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,180 thousand.

On November 15, 2010, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,355 thousand.

On June 28, 2011, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand.

On November 8, 2011, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand.

On June 27, 2012, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2012 of ¥1,750 per share or in the aggregate amount of ¥354,697 thousand ($3,767 thousand).

On November 8, 2012, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2012 of ¥1,750 per share or in the aggregate amount of ¥354,697 thousand ($3,767 thousand).

The forementioned cash dividends per share were based on the share before stock split conducted on October 1, 2012.

Stock Option Plans

On May 26, 2011, IIJ’s board of directors resolved to introduce stock compensation –type stock options for executive officers of IIJ. On June 28, 2011, IIJ’s ordinary general meeting of shareholders approved the introduction of stock compensation-type stock options for directors of IIJ. Stock compensation-type stock options, which are stock acquisition right entitling holders to acquire shares upon exercise, at an exercise price of one yen per share, were allocated to directors and executive officers as a substitute for the retirement allowance plan for them and to further promote their motivation and incentives to contribute to the enhancement of the mid- to long- term continuous business performance and corporate value.

The stock acquisition rights become exercisable after a service period of one year and are exercisable up to 29 years from the date of vested.  The stock acquisition rights may be exercised only within 10 days from the day immediately following the day on which the person loses his or her position as either a director or an executive officer.  On July 14, 2011, IIJ granted 138 stock options to directors and executive officers. The fair value per option at the date of grant was ¥259,344.

On July 13, 2012, IIJ granted 130 stock options which were the same type of options granted in 2011 to directors and executive officers. The fair value per option at the date of grant was ¥318,562 ($3,383).

The fair value of stock acquisition rights used to recognize compensation expense for the fiscal year ended March 31, 2012 and 2013 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	2012	2013
Assumptions:
Risk-free interest rate	1.614%	1.298%
Expected lives (years)	15	15
Expected volatility	59.892%	57.020%
Expected dividends	0.924%	0.893%

A summary of the activities regarding the stock acquisition rights plan for the year ended March 31, 2012 and 2013 are as follows:

			Yen	Years	Thousands of Yen	Thousands of U.S. Dollars
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value	Total Intrinsic Value

Unexercised options outstanding—March 31, 2011	－	－	－
Granted	138	27,600	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2012	138	27,600	1
Granted	130	26,000	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2013	268	53,600	1

Exercisable options—March 31, 2013	138	27,600	1	28.29	¥89,672	$952
Expected to vest after July 13, 2013	130	26,000	1	29.29	¥84,474	$897

*Due to the effect of the stock split conducted on October 1, 2012, grantees of options can purchase 200 shares by exercising one option.

The Company recognized compensation expense on a straight-line basis over the requisite service period. The Company recognized ¥26,843 thousand and ¥40,007 thousand ($425 thousand) as compensation expense for the fiscal years ended March 31, 2012 and 2013, respectively. The unrecognized expense of ¥10,353 thousand ($110 thousand)  is expected to be recognized over next 3 months.

IIJ acquired additional shares issued by Trust Networks for ¥589,950 thousand during the fiscal year ended March 31, 2011. During the fiscal year ended March 31, 2012, IIJ acquired noncontrolling interests of GDX for ¥5 thousand, and GDX became a wholly owned subsidiary of IIJ. IIJ also acquired additional shares issued by Trust Networks for ¥300,000 thousand during the fiscal year ended March 31, 2012. IIJ had owned controlling interests of both subsidiaries, and the decrease in IIJ’s shareholders ownership interest due to the acquisitions of the additional shares were accounted for as capital transactions in accordance with ASC Topic 810-10-65, “Consolidation―Noncontrolling Interests in Consolidated Financial Statements―an amendment of ARB No. 51.”

Net income attributable to IIJ’s shareholders and transfers to the noncontrolling interests

The following schedule represents the effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity for the years ended March 31, 2011, 2012 and 2013.

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net income attributable to IIJ	¥3,203,368	¥3,640,963	¥5,300,654	$56,294
Transfers to the noncontrolling interests
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares	(147,346)	(85,437)	－	－

Change from net income attributable to IIJ and transfers to noncontrolling interests	¥3,056,022	¥3,555,526	¥5,300,654	$56,294

Note 15 - Other Comprehensive Income (loss)	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
15.	OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(43,435)	－	¥(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(53,702)	¥22,018	(31,684)
Less: Reclassification adjustments for gains included in net income	(77,570)	31,803	(45,767)
Recognition of tax expense	－	(167,634)	(167,634)
Net unrealized holding gain (loss) during the period	(131,272)	(113,813)	(245,085)
Defined benefit pension plans:
Amount arising during the period	(3,324)	1,363	(1,961)
Less: Reclassification adjustments for losses included in net income	6,685	(2,741)	3,944
Release of deferred tax asset valuation allowance	－	32,634	32,634
Net defined benefit pension plans	3,361	31,256	34,617

Other comprehensive loss	¥(171,346)	¥(82,557)	¥(253,903)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	－	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other		12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	－	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other		324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283

	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	$956	－	$956
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,042	$(1,451)	2,591
Less: Reclassification adjustments for losses included in net income	210	(80)	130
Other		3	3
Net unrealized holding gain (loss) during the period	4,252	(1,528)	2,724
Defined benefit pension plans:
Amount arising during the period	(986)	354	(632)
Less: Reclassification adjustments for gains included in net income	4	(1)	3
Net defined benefit pension plans	(982)	353	(629)

Other comprehensive income (loss)	$4,226	$(1,175)	$3,051

The components of accumulated other comprehensive income (loss) at March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Foreign currency translation adjustments	¥(134,163)	¥(44,129)	$(469)
Unrealized holding gain on securities	238,696	495,217	5,259
Defined benefit pension plans	(128,066)	(187,318)	(1,989)

Total	¥(23,533)	263,770	$2,801

Note 16 - Basic And Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Text Block]
Earnings Per Share [Text Block]
16.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share computation for three years ended March 31, 2011, 2012 and 2013 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,203,368	¥3,640,963	¥5,300,654	$56,294

	Number of Shares
	2011	2012	2013
Denominator:
Weighted-average common shares outstanding―basic	40,528,800	40,536,800	40,536,800
Dilutive effect of stock options		19,600	35,800
Weighted-average common shares outstanding―diluted	40,528,800	40,556,400	40,572,600

	Yen			U.S. Dollars
	2011	2012	2013	2013

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.82	¥130.76	$1.39

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.78	¥130.65	$1.39

  *Figures shown above are retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.

For the year ended March 31, 2011, potentially dilutive shares were excluded from the computation of diluted net income attributable to Internet Initiative Japan Inc. because the exercise prices of the options were greater than the average market price of the common shares.

Diluted net income attributable to Internet Initiative Japan Inc. per share does not include the effects of the following potential common shares:

	Year Ended March 31
	2011	2012	2013

Shares issuable under stock options	295,000	－	－

 *Figures shown above are retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.

Note 17 - Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies Disclosure [Text Block]
17.	COMMITMENTS AND CONTINGENT LIABILITIES

The Company is involved in litigation and claims arising in the ordinary course of business. In evaluating the matter on an ongoing basis, the Company takes into account amounts already accrued on the balance sheet.  The Company believes that an exposure to loss does not exist in excess of the amount accrued and the negative adverse outcome of such litigation and claims would not have a significant impact on the consolidated financial position or results of operations.

On September 1, 2010, IIJ-Global entered into a Solutions Engagement Agreement with IBM Japan Ltd,   IIJ-Global’s largest sales partner. This agreement, which establishes the basis for a procurement relationship between IIJ-Global and IBM Japan, contains indemnification for IIJ-Global to perform services, functions, responsibilities and others in a way that were being performed by AT&T Japan.

In May 2006, January 2007 and January 2008, IIJ made agreements (three agreements in total) for investing in funds which invest in mainly unlisted stocks with an investment advisory company. IIJ committed to provide up to $5 million for each fund ($15 million in total) upon the request of the fund until June 30, 2020. IIJ has provided a total of $11.7 million to them as of March 31, 2013. The amounts invested in their funds were recorded as other investments in the Company’s consolidated balance sheets.

Note 18 - Financial Instruments	12 Months Ended
Mar. 31, 2013
Financial Instruments Disclosure [Text Block]
Financial Instruments Disclosure [Text Block]
18.	FINANCIAL INSTRUMENTS

Fair Value—In the normal course of business, the Company invests in financial assets. To estimate the fair value of those financial assets, the Company used quoted market prices to the extent that they were available. Where a quoted market price is not available, the Company estimates fair value using primarily the discounted cash flow method. For certain financial assets and liabilities, such as trade receivables and trade payables, which are expected to be collected and settled within one year, the Company assumed that the carrying amount approximates fair value due to their short maturities. Investment for which it is not practicable to estimate fair value primarily consists of investments in a number of unaffiliated and unlisted smaller sized companies and the estimate of their fair values cannot be made without incurring excessive costs. Refundable insurance policies are carried at cash surrender value. The carrying amounts for long-term borrowings with variable rates approximate their fair values. The carrying amounts and fair value of financial instruments are summarized below:

	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥860,914	¥860,914	¥1,309,923	¥1,309,923	$13,912	$13,912
Not practicable	2,077,232	－	2,461,339	－	26,140	－
Noncurrent refundable insurance policies (other assets)	63,282	63,282	64,020	64,020	680	680

Cash and cash equivalents were classified as Level 1 instruments and short-term and long-term borrowings were classified as Level 2 instruments.

Other investments for which it is practicable to estimate fair value are available-for-sales equity securities disclosed in Note 4.

Other investments for which it is not practicable to estimate fair value were comprised of non-marketable equity securities of ¥1,141,761 thousand and investments in funds of ¥935,471 thousand as of March 31, 2012 and non-marketable equity securities of ¥1,121,444 thousand ($11,910 thousand) and investments in funds of ¥1,339,895 thousand ($14,230 thousand) as of March 31, 2013.

Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Text Block]
Fair Value Disclosures [Text Block]
19.	FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the years ended March 31, 2012 and 2013.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2013, respectively, consistent with the fair value hierarchy provisions of  ASC Topic 820.

	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012
Assets―
Available-for-sale securities―equity securities	¥860,914	－	－	¥860,914

	Thousands of Yen
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	¥1,309,923	－	－	¥1,309,923

	Thousands of U.S. Dollars
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	$13,912	－	－	$13,912

Available-for-sale securities are comprised of marketable securities, which are listed on Japan and Hong Kong securities market and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	¥28,319	¥71,681
Trademark	－	－	155,000	37,000
	－	－	¥183,319	¥108,681

	Thousands of Yen
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	¥107,000	¥48,000
	－	－	¥107,000	¥48,000

	Thousands of U.S. Dollars
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	$1,136	$510
	－	－	$1,136	$510

In accordance with the provisions of ASC 325-20, “Investments―Other,” we review the carrying values of our investments when events and circumstances warrant. This review requires the comparison of the fair values of our investments to their respective carrying values.

Non-marketable equity securities with a carrying amount of ¥100,000 thousand, which was included in other investments in the balance sheets, were written down to the fair value of ¥28,319 thousand, resulting in an other-than-temporary impairment charge of ¥71,681 thousand, which was  included in earnings for the year ended  March 31, 2012. All impaired non-marketable investments were classified as Level 3 instruments and the Company used unobservable inputs to value these investments.  The fair value was determined as a result of considering various unobservable inputs, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees.

The trademark right related to hi-ho with a carrying amount of ¥192,000 thousand was written down to fair value of ¥155,000 thousand, resulting in impairment charge of ¥37,000 thousand, which was included in the Company’s statement of income for the year ended March 31, 2012 and was written down to fair value of  ¥107,000 thousand ($1,136 thousand), resulting in impairment charge of ¥48,000 thousand ($510 thousand), included in the Company’s statement of income for the year ended March 31, 2013. The impaired trademark was classified within Level 3 as the Company used unobservable inputs such as expected future income to value the trademark.

With regards to Level 3 valuations, our valuation team (accounting and financing managers) decides the methodologies and performs the valuation of each instrument. We use third-party valuation firms to conduct the valuation of certain instruments, if necessary. Detailed reviews of the methodologies in valuations and the reasonableness of the valuations (including those performed by third parties) are performed by the chief financial officer.

The following table presents information relating to the significant unobservable inputs of the Company’s Level 3 non-recurring measurements.

	Thousands of Yen
March 31, 2012	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥155,000	Relief from royalty method	Discount Rate	7.8%
			Royalty rate	0.4%

	Thousands of Yen				Thousands of U.S. Dollars
March 31, 2013	Fair value	Valuation technique	Unobservable inputs	Range	Fair value

Trademark	¥107,000	Relief from royalty method	Discount Rate	7.5%	$1,136
			Royalty rate	0.3%

Note 20 - Business Segments	12 Months Ended
Mar. 31, 2013
Segment Reporting Disclosure [Text Block]
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s management uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Network service and systems integration business:
Customers	¥81,901,632	¥95,990,449	¥103,928,400	$1,103,742
Intersegment	455,230	506,030	558,753	5,934
Total	82,356,862	96,496,479	104,487,153	1,109,676
ATM operation business:
Customers	516,574	1,324,156	2,320,086	24,640
Intersegment	－	－	－	－
Total	516,574	1,324,156	2,320,086	24,640

Elimination	455,230	506,030	558,753	5,934
Consolidated total	¥82,418,206	¥97,314,605	¥106,248,486	$1,128,382

Segment Profit or Loss:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Operating income (loss):
Network service and systems integration business	¥4,812,926	¥6,631,476	¥7,629,435	$81,026
ATM operation business	(642,877)	(194,264)	239,035	2,539
Elimination	29,007	83,729	115,828	1,230
Consolidated total	¥4,141,042	¥6,353,483	¥7,752,642	$82,335

Segment Assets:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Segment assets:
Network service and systems integration business	¥71,749,633	¥79,958,814	$849,180
ATM operation business	1,743,613	2,152,452	22,860
Elimination
Consolidated total	¥73,493,246	¥82,111,266	$872,040

Other significant items:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Depreciation and amortization:
Network service and systems integration business	¥5,777,683	¥7,006,576	¥7,178,397	$76,236
ATM operation business	38,351	137,055	329,411	3,499
Consolidated total	¥5,816,034	¥7,143,631	¥7,507,808	$79,735

For information regarding the goodwill and the other intangible assets impairment losses, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income (loss) is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

There has been no revenue from transactions with a single external customer amounting to 10% or more of the Company’s revenues for the year ended March 31, 2011. Revenue from one customer, which is IBM Japan, Ltd., of the Company’s network service and system integration business segment represents ¥14,396,722 thousand and ¥13,456,203 thousand ($142,908 thousand) for the years ended March 31, 2012 and  2013, respectively, of the Company’s consolidated revenue.

Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2013
Other Income and Other Expense Disclosure [Text Block]
Other Income and Other Expense Disclosure [Text Block]
21.	ADVERTISING EXPENSES

Advertising expenses incurred during the years ended March 31, 2011, 2012 and 2013 related primarily to advertisements in magazines, journals and newspapers and amounted to ¥406,910 thousand, ¥563,051 thousand and ¥671,260  thousand ($7,129  thousand), respectively.

Note 22 - Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Text Block]
Related Party Transactions Disclosure [Text Block]
22.	RELATED PARTY TRANSACTIONS

NTT and its subsidiary own 29.4% of IIJ's outstanding common shares and 29.9% of IIJ's voting shares as of March 31, 2013.

The Company entered into a number of different types of transactions with NTT and its subsidiaries including purchases of wireline telecommunication services for the Company’s offices. For the Company’s connectivity and outsourcing services, the Company purchases international and domestic backbone services, local access lines and rental rack space in data centers from NTT and its subsidiaries.  The Company sells to NTT and its subsidiaries its services including OEM services, system integration services and monitoring services for their data centers.

The amounts of balances as of March 31, 2012 and 2013 and transactions of the Company with NTT and its subsidiaries for the each of the three years in the period ended March 31, 2013, are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Accounts receivable	－	¥191,925	¥171,909	$1,826
Accounts payable	－	1,800,922	1,578,969	16,769
Revenues	991,465	895,189	880,079	9,347
Costs	14,949,352	14,225,717	14,966,177	158,944

As for balances and transactions with equity method investees, refer to Note 6, “Investments in Equity Method Investees.”

Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS

On June 26, 2013, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2013 of ¥10 ($0.11) per share or in the aggregate amount of ¥405,368 thousand ($4,305 thousand).

Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
Basis of Presentation—IIJ maintains its records and prepares its financial statements in accordance with generally accepted accounting principles in Japan.  Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to generally accepted accounting principles in the United States of America ("U.S. GAAP").  These adjustments were not recorded in the statutory accounts.

Reclassification, Policy [Policy Text Block]
Reclassification－Certain reclassifications have been made to prior periods to conform to the current year presentations: "Dividend income," which had been previously included in "Other-net," was separately disclosed as the amount was deemed material.

Translation Into U.S. Dollars [Policy Text Block]
Translation into U.S. Dollars—IIJ maintains its accounts in Japanese yen, the currency of the country in which it is incorporated and principally operates.  The U.S. dollar amounts included herein represent a translation using the noon buying rate in New York City for cable transfers in yen as certified for customs purposes by the Federal Reserve Bank of New York at March 31, 2013 of ¥94.16 = $1, solely for the convenience of the reader.  The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars.

Consolidation, Policy [Policy Text Block]
Consolidation—The consolidated financial statements include the accounts of IIJ and all of its subsidiaries, Net Care, Inc. ("Net Care"), IIJ America, Inc. ("IIJ-America"), Netchart Japan Inc. ("NCJ"), hi-ho Inc. ("hi-ho"), Trust Networks  Inc. ("Trust Networks"),  IIJ Innovation Institute Inc. ("IIJ-II"),  IIJ Global Solutions Inc. ("IIJ-Global") and its subsidiaries, IIJ Exlayer Inc. ("IIJ-Exlayer") and its subsidiaries and IIJ Europe Limited ("IIJ-Europe"). IIJ-Global was acquired by IIJ on September 1, 2010. IIJ-Exlayer was acquired by IIJ on April 2, 2012. IIJ-Europe was originally a wholly-owned subsidiary of IIJ-Exlayer.  GDX Japan Inc. (“GDX”) was established on April 16, 2007 and liquidated on March 16, 2012. All of the subsidiaries, except for IIJ-Exlayer, IIJ-America, IIJ-Europe and other foreign subsidiaries, have fiscal years ending March 31. IIJ-Exlayer, IIJ-America, IIJ-Europe and other foreign subsidiaries’ fiscal year-end is December 31 and such date was used for purposes of preparing the consolidated financial statements as it is not practicable for the foreign subsidiaries to report their financial results as of March 31. There were no significant events that occurred during the intervening period that would require adjustment to or disclosure in the accompanying consolidated financial statements.  Intercompany transactions and balances have been eliminated in consolidation.

Investments in companies over which IIJ has significant influence but not control are accounted for by the equity method.  For other than a temporary decline in the value of investments in equity method investees below the carrying amount, the investment is reduced to fair value and an impairment loss is recognized.

A subsidiary or equity method investee may issue its shares to third parties at amounts per share in excess of or less than the Company’s average per share carrying value. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation allowances for deferred tax assets, allowance for doubtful accounts, determination of pension benefit costs and obligations, estimated useful lives of fixed assets and intangible assets with finite useful lives and impairment of long-lived assets, goodwill and intangible assets deemed to have indefinite useful lives.  Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition—Network service revenues are billed and recognized monthly on a straight-line basis. Initial set up fees received in connection with network services are deferred and recognized over the estimated average period of the subscription for each service.

System integration and service arrangements  involve the following deliverables:

・
System construction services ― include all or some of the following elements depending on arrangements to meet each of our customer's requirements: consulting, project planning, system design, and development of network systems. These services also include the installation of software as well as configuration and installation of hardware.

・	Software ― we resell third-party software such as Oracle and Windows to our customers, which are installed by us during the system development process.

・
Hardware ― we also resell third-party hardware, primarily servers, switches and routers, which we install during the system development process. The hardware is generic hardware that is often sold by third party manufacturers and resellers.

・	Monitoring and operating service ― we monitor our customer's network activity and internet connectivity to detect and report problems. We also provide constant data backup services.

・	Hardware and software maintenance service ― we repair or replace any malfunctioning parts of hardware. We examine faults of software and provide suitable solutions to customers.

The system construction services are generally delivered over a three-month period. All hardware and software are delivered and installed during this period. Customers are required to pay a specified fixed fee that is not payable until after the system construction has been completed and accepted by our customers.

Monitoring, operating, and hardware and software maintenance service generally commence once our customers have accepted the system and contract periods are generally from one to five years. Our contracts include a stated annual fee for these services.

For multiple-element arrangements that include system construction service, hardware, software essential to the hardware product’s functionality and undelivered non-software services (e.g., monitoring and operating services), the Company allocates revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”) and (iii) best estimate of the selling price (“ESP”). The allocation of revenue has been based mainly on the Company’s ESPs except for certain undelivered non-software services for which VSOE has been established.

The Company’s process for determining its ESP for deliverables includes various factors that may vary depending on the circumstances and specific characteristics related to each deliverable. The Company considers the following in developing the ESP: customer demand, the existence and effect of competitors, general profit margin realized in the marketplace, volume of the transactions, the Company’s internal costs of providing the deliverables, the profit objectives including targeted and historical margins realized on similar sales to similar customers and the historical pricing practices.

The method used to account for each unit and the period over which each unit of accounting is recognized are as follows:

・
Revenue allocated to system construction services is accounted for using contract accounting. System construction service revenues, which are generally completed within three months, are recognized based on the completed-contract method in compliance with Accounting Standards Codification (“ASC”) 605-35-25-92 because the Company is unable to bill customers and the title of constructed network system is not transferred to customer unless customers are satisfied with and accept the completed systems.

・
Revenue related to the hardware and software essential to the hardware product’s functionality is not recognized until customer acceptance is received because title to the hardware and software do not transfer to our customers until formal acceptance is received.

・	Revenue related to undelivered non-software services (monitoring, operating and hardware maintenance services) is recognized on a straight-line basis over the contract period.

The Company also enters into multiple-element arrangements for system integration services that include software not essential to the hardware product’s functionality and software-related services and account for them in accordance with ASC 985-605, “Software-Revenue Recognition”. The Company has been able to establish VSOE of fair value of the software-related services based on separate renewal contracts of the services that are consistently priced within a narrow range. The Company allocates revenue to such services based on VSOE and recognizes the revenues on a straight-line basis over the contract period. The Company allocates the residual amount to the software and system construction services.

Equipment sales revenues are recognized when equipment is delivered and accepted by the customer.

The Company evaluates whether it is appropriate to record the gross amount of revenues and related costs or the net amount earned in reporting system construction services and equipment sales, depending on whether the Company functions as principal or agent.

ATM operation business revenues consist primarily of commissions for each withdrawing transaction with the use of ATMs. ATM commission collected from each withdrawal is aggregated every month and recognized as ATM operation revenues.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents—Cash and cash equivalents includes time deposit with original maturities of three months or less.
Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Doubtful Accounts—An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon the Company's past credit loss experience and an evaluation of potential losses in the receivables outstanding.

Investment, Policy [Policy Text Block]
Other Investments—The Company classifies its marketable equity securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss).  The cost of securities sold is determined based on average cost.

The Company reviews the fair value of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other-than-temporary.  If the decline in value is judged to be other-than-temporary, the cost basis of the investment is written down to fair value.  Other-than-temporary declines in value are determined taking into consideration the extent of decline in fair value, the length of time that the decline in fair value below cost has existed and events that might accelerate the recognition of impairment.  The resulting realized loss is included in the consolidated statements of income in the period in which the decline is deemed to be other-than-temporary.

Non-marketable equity securities are carried at cost as fair value is not readily determinable. When the Company evaluates whether non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator). The Company uses such impairment indicators as follows:

・A significant deterioration in the earnings performance or business prospects of the investee.

・A significant adverse change in the regulatory, economic, or technological environment of the investee.

・A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.

・A recent example of new issuance of security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Inventory, Policy [Policy Text Block]
Inventories—Inventories consist mainly of network equipment purchased for resale and work-in-process for construction of network systems.  Network equipment purchased for resale is stated at the lower of cost, which is determined by the average-cost method, or market.  Work-in-process for development of network systems is stated at the lower of actual production costs, including overhead cost, or market.  Inventories are reviewed periodically and items considered to be slow-moving or obsolete are written down to their estimated net realizable value.

Lease, Policy [Policy Text Block]
Leases—Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Revenue Recognition Leases, Capital [Policy Text Block]
Sales-Type Leases—The Company has some sales-type lease agreements with customers. The Company recognizes revenues on sales-type leases when the assets under lease are delivered to and accepted by the customers. The revenue recognized is calculated at the net present value of the future receipt amounts. Interest income in sales-type leases is recognized in other income using the interest method.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment—Property and equipment are recorded at cost.  Depreciation and amortization of property and equipment, including capitalized software and capital leases, are computed principally using the straight-line method based on either the estimated useful lives of assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Range of Useful Lives

Data communications, office and other equipment	3	to	20	years
Buildings

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets—Long-lived assets consist principally of property and equipment, including those items leased under capital leases and amortized intangible assets. The Company evaluates the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying amount of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying amount of the asset or asset group, an impairment loss has occurred and the loss would be recognized during the period for the difference between the carrying amount of the asset or asset group and estimated fair value.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Intangible Assets—Goodwill (including equity-method goodwill) and intangible assets that are deemed to have indefinite useful lives are not amortized, but are subject to impairment testing.  Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company performs annual impairment tests on March 31. If the carrying amount of a reporting unit exceeds its fair value, the Company then performs the second step of the goodwill impairment test to measure the amount of impairment loss, if any. Intangible assets with finite useful lives, consisting of customer relationships, are amortized using a non-straight-line basis based on the pattern of expected future economic benefit over the estimated useful lives, which range from 6 to 19 years.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligations—The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated for the period the Company has estimated.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and Severance Indemnities Plans—The Company has defined benefit pension plans and severance indemnities plans. The cost of the pension plans and severance indemnities plans are accrued based on amounts determined using actuarial methods. In addition, the Company has defined contribution pension plans. The costs of defined contribution pension plans are charged to expenses when incurred.

Income Tax, Policy [Policy Text Block]
Income Taxes—Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The Company recognizes the financial statement effect of uncertain tax positions when they are more-likely- than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation—The assets and liabilities of a foreign subsidiary and an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at average rates of exchange. The resulting translation adjustments are included in accumulated other comprehensive income.

Foreign currency assets and liabilities, which consist substantially of cash denominated in U.S. dollars, are stated at the amount as computed by using year-end exchange rates and the resulting transaction gain or loss is recognized in earnings.

Stockholders' Equity, Policy [Policy Text Block]
Stock Splits―On September 6, 2012, IIJ’s board of directors approved a two hundred for one split of IIJ’s common stock. Shareholders of record on September 30, 2012 received an additional common share. The stock split was effective on October 1, 2012. In order to reflect this split, information pertaining to shares and earnings per share has been restated in the accompanying financial statements and related notes.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation—The Company measures and records the compensation cost from stock compensation-type stock option based on fair value. The fair value of the stock option is measured on the date of grant using the Black-Scholes option-pricing model, and amortized over the requisite service period. The compensation cost is mainly included in “General and administrative” expenses.

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and Development and Capitalized Software Development Costs—Research and development costs are expensed as incurred, which include research and development costs incurred for computer software to be leased. Software development costs incurred subsequent to establishing technological feasibility through the general release of the software products are capitalized. Technological feasibility is demonstrated by the completion of a detailed program design. Capitalized costs are amortized based on either the ratio of the current revenues to the total estimated revenues over the estimated useful lives (generally five years) or the equally allocated amount over the residual useful lives, whichever is larger.

Advertising Costs, Policy [Policy Text Block]	Advertising—Advertising costs are expensed as incurred and are recorded in “Sales and marketing.
Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Income attributable to Internet Initiative Japan Inc. per Common Share—Basic net income attributable to Internet Initiative Japan Inc. per common share is computed by dividing net income attributable to Internet Initiative Japan Inc. by the weighted-average number of shares of common stock outstanding during the year.  Diluted net income attributable to Internet Initiative Japan Inc. per common share reflects the potential dilutive effect of stock options.

Comprehensive Income, Policy [Policy Text Block]
Other Comprehensive Income (Loss)—Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of a foreign subsidiary, unrealized gains or losses on available-for-sale securities and defined benefit pension plans adjustment.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting—ASC Topic 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expense and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance.

The Company provides a comprehensive range of network solutions to meet its customers’ needs by cross-selling a variety of services, including Internet connectivity services, WAN services, outsourcing services, systems integration and sales of network-related equipment, and ATM operation services.  The Company’s chief operating decision maker, who is the Company’s Chief Executive Officer ("CEO"), regularly reviews the revenue and cost of sales on the two operating segments, which are Network service and systems integration business segment, and ATM operation business segment. The CEO also makes decisions regarding how to allocate resources and assess performance based on the segments.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update　(“ASU”) 2011-05, "Comprehensive Income－Presentation of Comprehensive Income," which improves the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require an entity to report comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05," which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. This ASU, except the deferral of the effective date for amendments to the presentation of reclassifications adjustments stipulated in ASU 2011-05, is effective for the interim or annual period beginning after December 15, 2011 and the Company adopted this ASU in the first quarter beginning April 1, 2012. The Company elected to present two separate but consecutive statements. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, "Intangibles－Goodwill and Other: Testing Goodwill for impairment," which provides new guidance on the annual goodwill impairment testing. This ASU allows an entity the option to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If based on its qualitative assessment an entity concludes it is more likely than not that fair value of a reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. This ASU is effective for annual and interim goodwill impairment tests performed for annual period beginning after December 15, 2011 and the Company adopted this ASU in the first quarter beginning April 1, 2012. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

Description of New Accounting Pronouncements Not yet Adopted [Text Block]
Accounting Guidance Issued But Not Adopted as of March 31, 2013

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet: Disclosures about Offsetting Assets and Liabilities," which requires new disclosures about financial instruments and derivative instruments that are either offset by or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01, "Balance Sheet: Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities," which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. The adoption of the ASUs will not have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles－Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment," which provides new guidance on the annual  indefinite-lived intangible assets impairment testing. The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “Intangibles—Goodwill and Other—General Intangibles Other than Goodwill”. This ASU is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income,” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component, and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

Note 2 - Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Business Combination Disclosure [Text Block]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Thousands of Yen

Accounts receivable	¥5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864

Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137

Total identified net assets	6,881,727

Goodwill	2,288,273

Purchase price	¥9,170,000

Business Acquisition, Pro Forma Information [Table Text Block]
Thousands of Yen

Revenues	¥15,094,218
Net income attributable to Internet Initiative Japan Inc.	690,761
Thousands of Yen

Revenues	¥92,583,743
Net income attributable to Internet Initiative Japan Inc.	4,800,412

Pro Forma Information Basic and Diluted Earnings Per Share [Table Text Block]
Yen

Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥118
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	118

Note 3 - Inventory (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Text Block]
Schedule of Inventory, Current [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Network equipment purchased for resale	¥287,786	¥350,976	$3,727
Work in process	¥464,289	¥950,708	$10,097

Total inventories	¥752,075	¥1,301,684	$13,824

Note 4 - Other Investments (Tables)	12 Months Ended
Mar. 31, 2013
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of U.S. Dollars
March 31, 2013	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$5,317	$8,639	$44	$13,912

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$296	$44	－	－	$296	$44

Japanese Yen [Member]
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2012	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥451,404	¥418,195	¥8,685	¥860,914

March 31, 2013

Available-for-sale—Equity securities	¥500,616	¥813,445	¥4,138	¥1,309,923

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥118,055	¥7,628	¥15,288	¥1,057	¥133,343	¥8,685

March 31, 2013

Available-for-sale—Equity securities	¥27,902	¥4,138	－	－	¥27,902	¥4,138

Note 5 - Allowance For Doubtful Accounts And Loans (Tables)	12 Months Ended
Mar. 31, 2013
Japan, Yen
Note 5 - Allowance For Doubtful Accounts And Loans (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2011	¥145,918	¥(7,376)	¥(10,522)	¥14,851	¥142,871

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	－	¥205,039

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	－	¥176,393

United States of America, Dollars
Note 5 - Allowance For Doubtful Accounts And Loans (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2013	¥2,178	¥(190)	¥(114)	－	¥1,874

Note 6 - Investments In Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2013
Note 6 - Investments In Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Accounts receivable	－	¥191,925	¥171,909	$1,826
Accounts payable	－	1,800,922	1,578,969	16,769
Revenues	991,465	895,189	880,079	9,347
Costs	14,949,352	14,225,717	14,966,177	158,944

Equity Method Investments [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013

Multifeed	33.00%	¥1,089,319	33.00%	¥1,141,909	$12,127
i-revo	30.00	186,115	30.00	371,888	3,950
Trinity	45.00	98,041	33.75	93,154	989
Stratosphere	－	－	50.00	74,772	794
i-Heart	20.22	33,159	－	－	－

Total		¥1,406,634		¥1,681,723	$17,860

Equity Method Investee [Member]
Note 6 - Investments In Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Accounts receivable	－	¥51,788	¥52,422	$557
Accounts payable	－	36,698	39,734	422
Revenues	¥730,622	624,718	598,765	6,359
Costs and expenses	348,771	403,400	456,892	4,852

Note 7 - Property And Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Note 7 - Property And Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Data communications equipment	¥5,791,067	¥6,746,069	$71,645
Office and other equipment	939,435	2,130,160	22,623
Buildings	489,360	668,631	7,101
Leasehold improvements	2,513,220	2,666,584	28,320
Capitalized software	15,514,986	18,465,716	196,110
Assets under capital leases, primarily data communications equipment	20,180,641	21,864,989	232,211
Total	45,428,709	52,542,149	558,010
Less accumulated depreciation and amortization	(25,693,163)	(29,516,394)	(313,471)

Property and equipment—net	¥19,735,546	¥23,025,755	$244,539

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥463,073	$4,918
2015	397,031	4,217
2016	388,014	4,121
2017	380,496	4,041
2018	365,460	3,881

Software To Be Leased [Member]
Note 7 - Property And Equipment (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥510,722	$5,424
2015	510,722	5,424
2016	467,535	4,965
2017	446,021	4,737
2018	17,450	185

Note 8 - Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Text Block]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Intangible assets subject to amortization:
Customer relationship	¥6,424,471	6,424,471	$68,229
Total	6,424,471	6,424,471	68,229
Less accumulated amortization
Customer relationship	(1,201,881)	(1,759,440)	(18,685)
Total	(1,201,881)	(1,759,440)	(18,685)
Intangible assets subject to amortization—net	5,222,590	4,665,031	49,544

Intangible assets not subject to amortization:
Telephone rights	18,879	19,400	206
Trademark	155,000	107,000	1,136
Goodwill	5,788,333	5,969,951	63,402
Total	5,962,212	6,096,351	64,744

Total intangible assets	¥11,184,802	10,761,382	$114,288

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥463,073	$4,918
2015	397,031	4,217
2016	388,014	4,121
2017	380,496	4,041
2018	365,460	3,881

Schedule of Goodwill [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2011
Goodwill	¥ 5,673,064	¥ 235,551	¥5,908,615
Accumulated impairment losses	(120,282)	－	(120,282)
	5,552,782	235,551	5,788,333

Acquisition	－	－	－	－	－	－

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2012
Goodwill	5,673,064	235,551	5,908,615	$60,249	$2,501	$62,750
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	5,552,782	235,551	5,788,333	58,972	2,501	61,473

Acquisition	181,618	－	181,618	1,929	－	1,929

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2013
Goodwill	5,854,682	235,551	6,090,233	62,178	2,501	64,679
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	¥5,734,400	¥235,551	¥5,969,951	$60,901	$2,501	$63,402

Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2013
Leases of Lessee Disclosure [Text Block]
Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Head office	¥1,470,812	¥1,472,311	$15,636
Sales and subsidiaries offices	402,256	543,181	5,769
Others	26,747	35,957	382

Total refundable guarantee deposits	¥1,899,815	¥2,051,449	$21,787

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2014	¥76,000	¥2,380,619	¥3,654,924	$807	$25,283	$38,816
2015	1,914	2,055,756	3,009,028	20	21,832	31,957
2016		389,326	1,837,318		4,135	19,513
2017		382,178	603,737		4,059	6,412
2018		36,149	42,031		384	446
2019 and thereafter		102,259	421		1,086	4

Total minimum lease payments	¥77,914	¥5,346,287	9,147,459	$827	$56,779	97,148

Less amounts representing interest			271,623			2,884

Present value of net minimum capital lease payments			8,875,836			94,264
Less current portion			3,505,471			37,229

Noncurrent portion			¥5,370,365			$57,035

Schedule of Debt [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Year ending March 31:
2014		¥493,074	$5,237
2015		446,212	4,739
2016		341,230	3,624
2017		62,371	662
2018		62,371	662

Total minimum lease payments to be received*	¥1,430,502	¥1,405,258	$14,924
Estimated residual value of leased property (unguaranteed)	－	－	－
Less unearned income	37,911	30,400	323
Net investment in sales-type leases	1,392,591	1,374,858	14,601
Less current portion	457,145	476,818	5,063
Non-current net investment in sales-type leases	¥935,446	¥898,040	$9,538

Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2013
Asset Retirement Obligation Disclosure [Text Block]
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Balance at beginning of the year	¥248,183	¥299,083	$3,176

Liabilities incurred	42,273	26,620	283
Liabilities settled	－	－	－
Accretion expense	8,627	8,882	94
Revision in estimated cash flows	－	－	－

Balance at end of the year	¥ 299,083	¥ 334,585	$3,553

Note 11 - Borrowings (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Text Block]
Schedule of Long-term Debt Instruments [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.336% and 0.250% as of March 31, 2012 and 2013, respectively. Weighted average interest rates were 1.026% and 0.962% at March 31, 2012 and 2013, respectively.	¥3,000,000	¥1,990,000	$21,134

Less current portion	(1,010,000)	(1,010,000)	(10,726)

Long-term borrowings, less current portion	¥1,990,000	¥980,000	$10,408

Schedule of Maturities of Long-term Debt [Table Text Block]
	Thousands of Yen	Thousands of U.S. Dollars
Year ending March 31:
2014	1,010,000	10,726
2015	980,000	10,408
Total	¥1,990,000	$21,134

Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Text Block]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥3,818,930	¥5,970,007	¥7,825,846	$83,113
Foreign	15,059	6,213	(68,982)	(733)
Total	¥3,833,989	¥5,976,220	¥7,756,864	$82,380
Income taxes―current:
Domestic	¥351,592	¥2,489,350	¥3,140,964	$33,357
Foreign	(2,770)	422	(6,254)	(66)
Total	¥348,822	¥2,489,772	¥3,134,710	$33,291
Income taxes―deferred:
Domestic	¥606,875	¥35,714	¥(528,832)	$(5,616)
Foreign	－	－	1,704	18
Total	¥606,875	¥35,714	¥(527,128)	$(5,598)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	－	¥147,043	－	¥290,623	－	$3,086
Capital leases	¥6,369	－	¥73,735	－	$783	－
Accrued expenses	739,404	－	713,056	－	7,573	－
Retirement and pension cost	648,240	－	758,240	－	8,053	－
Allowance for doubtful accounts	70,114	－	66,170	－	703	－
Depreciation	103,374	－	48,315	－	513	－
Net loss on other investments	354,714	－	285,505	－	3,032	－
Operating loss carryforwards	1,432,104	－	1,416,522	－	15,044	－
Transactions in transit*	－	53,798	－	47,983		510
Impairment loss on telephone rights	76,181	－	77,101	－	819	－
Accrued enterprise tax	171,358	－	179,725	－	1,909	－
Asset retirement obligation	107,371	－	120,116	－	1,276	－
Deferred revenue	260,411	－	468,382	－	4,974	－
Customer relationship	－	1,903,137	－	1,690,781	－	17,956
Tax deduction of goodwill	－	383,005	－	528,299	－	5,611
Excess of tax deductible goodwill over the reported amount of goodwill	808,944	－	570,356	－	6,057	－
Trademark	－	55,645	－	38,413	－	408
Investments in equity method investees	－	－	－	168,061	－	1,785
Other	242,000	157,220	237,761	159,753	2,524	1,697
Total	5,020,584	2,699,848	5,014,984	2,923,913	53,260	31,053
Valuation allowance	(2,008,886)	－	(1,361,807)	－	(14,462)	－

Total	¥3,011,698	¥2,699,848	¥3,653,177	¥2,923,913	$38,798	$31,053

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	¥38,427
2018 and thereafter	¥303,194	¥89,889	3,666,158

Total	¥303,194	¥89,889	¥3,704,585
	Thousands of U.S. Dollars
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	$408
2018 and thereafter	$3,220	$955	38,935

Total	$3,220	$955	$39,343

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Amount computed by using normal Japanese statutory tax rate	¥1,571,935	¥2,450,250	¥2,970,879	$31,551
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	146,060	81,115	89,012	945
Reversal of reserve for tax contingencies	(8,312)	－	－	－
Inhabitant tax―per capita	39,676	34,415	35,809	380
Expiration of operating loss carryforward	616,400	176,829	－	－
Change in valuation allowance*	(1,458,455)	(107,171)	(666,973)	(7,083)
Tax effects on investments in equity method investees	－	－	168,061	1,785
Enterprise tax ―not based on income	61,085	68,960	77,868	827
Tax rate change	－	(110,381)	－	－
Other—net	(12,692)	(68,531)	(67,074)	(712)

Income tax expense as reported	¥955,697	¥2,525,486	¥2,607,582	$27,693

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward [Table Text Block]
Thousands of Yen
2011
Balance at April 1, 2010	¥9,391
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951)
Translation adjustment	(440)
Balance at March 31, 2011	－

Note 13 - Retirement And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2013
Note 13 - Retirement And Pension Plans (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Service cost	¥421,771	¥467,583	¥479,158	$5,089
Interest cost	41,424	48,335	46,975	499
Expected return on plan assets	(26,085)	(27,086)	(29,796)	(317)
Amortization of transition obligation	369	369	369	4
Other	－	(12,632)	－	－

Net periodic pension cost	¥437,479	¥476,569	¥496,706	$5,275

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥2,744,718	¥3,196,857	$33,951
Service cost	467,583	479,158	5,089
Interest cost	48,335	46,975	499
Actuarial loss	37,454	209,406	2,224
Benefit paid	(101,233)	(77,064)	(819)

Benefit obligation at end of year	3,196,857	3,855,332	40,944

Change in plan assets:
Fair value of plan assets at beginning of year	1,425,587	1,655,373	17,580
Actual return on plan assets	27,605	146,394	1,555
Employer contribution	250,969	257,288	2,732
Benefits paid	(48,788)	(46,444)	(493)

Fair value of plan assets at end of year	1,655,373	2,012,611	21,374

Funded status at end of year	¥(1,541,484)	(1,842,721)	$(19,570)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Accrued retirement and pension costs―noncurrent	¥(1,541,484)	¥(1,842,721)	$(19,570)

Net amount recognized	¥(1,541,484)	¥(1,842,721)	$(19,570)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Foreign currency translation adjustments	¥(134,163)	¥(44,129)	$(469)
Unrealized holding gain on securities	238,696	495,217	5,259
Defined benefit pension plans	(128,066)	(187,318)	(1,989)

Total	¥(23,533)	263,770	$2,801

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2012	2013	2011	2012	2013

Discount rate	1.5%	1.2%	1.8%	1.8%	1.5%
Expected long-term rate of return on plan assets			2.1	1.9	1.8
Rate of increase in compensation	3.3	3.3	3.5	3.4	3.3

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥99,786	$1,060
2015	113,460	1,205
2016	131,087	1,392
2017	166,104	1,764
2018	220,121	2,338
2019－2023	1,691,760	17,967

Total	¥2,422,318	$25,726

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012
Assets―
Available-for-sale securities―equity securities	¥860,914	－	－	¥860,914
	Thousands of Yen
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	¥1,309,923	－	－	¥1,309,923

Other Pension Plan, Defined Benefit [Member]
Note 13 - Retirement And Pension Plans (Tables) [Line Items]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net actuarial loss	¥3,324	¥39,083	¥92,808	$986
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)	(4)
Other	(6,316)	12,632	－	－

Amounts recognized in other comprehensive income	¥(3,361)	¥51,346	¥92,439	$982

Total net periodic pension cost and amounts recognized in other comprehensive income	¥434,118	¥527,915	¥589,145	$6,257

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Net actuarial loss	¥212,241	¥305,049	$3,239
Obligation at transition	1,473	1,104	12
Total	¥213,714	¥306,153	$3,251

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥235,933	－	－	¥235,933
U.S. equity	54,179	－	－	54,179
Other equity― developed countries	39,495	－	－	39,495
Total equity securities	329,607	－	－	329,607

Debt securities:
Japanese government and municipalities	－	¥337,885	－	337,885
Japanese corporate bonds― investment grade	－	93,030	－	93,030
U.S. government	－	58,760	－	58,760
Other government― developed countries	－	82,523	－	82,523
Residential mortgage-backed	－	23,627	－	23,627
Total debt securities	－	595,825	－	595,825

Other financial instruments*	－	692,613	－	692,613

Cash	37,328	－	－	37,328

Total assets at fair value	¥366,935	¥1,288,438	－	¥1,655,373
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of Yen
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥302,533	－	－	¥302,533
U.S. equity	72,760	－	－	72,760
Other equity― developed countries	51,220	－	－	51,220
Total equity securities	426,513	－	－	426,513

Debt securities:
Japanese government and municipalities	－	¥477,430	－	477,430
Japanese corporate bonds― investment grade	－	59,533	－	59,533
U.S. government	－	74,294	－	74,294
Other government― developed countries	－	103,471	－	103,471
Residential mortgage-backed	－	26,252	－	26,252
Total debt securities	－	740,980	－	740,980

Other financial instruments*	－	800,968	－	800,968

Cash	44,150	－	－	44,150

Total assets at fair value	¥470,663	¥1,541,948	－	¥2,012,611

US Dollars [Member]
Note 13 - Retirement And Pension Plans (Tables) [Line Items]
Basis of Fair Value Measurement of Pension Plan Assets [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of U.S. Dollars
	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	$3,213	－	－	$3,213
U.S. equity	773	－	－	773
Other equity― developed countries	544	－	－	544
Total equity securities	4,530	－	－	4,530

Debt securities:
Japanese government and municipalities	－	$5,071	－	5,071
Japanese corporate bonds― investment grade	－	632	－	632
U.S. government	－	789	－	789
Other government― developed countries	－	1,099	－	1,099
Residential mortgage-backed	－	279	－	279
Total debt securities	－	7,870	－	7,870

Other financial instruments*	－	8,506	－	8,506

Cash	468	－	－	468

Total assets at fair value	$4,998	$16,376	－	$21,374

Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Stockholders' Equity Note Disclosure [Text Block]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2012	2013
Assumptions:
Risk-free interest rate	1.614%	1.298%
Expected lives (years)	15	15
Expected volatility	59.892%	57.020%
Expected dividends	0.924%	0.893%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen	Thousands of U.S. Dollars
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value	Total Intrinsic Value

Unexercised options outstanding—March 31, 2011	－	－	－
Granted	138	27,600	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2012	138	27,600	1
Granted	130	26,000	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2013	268	53,600	1

Exercisable options—March 31, 2013	138	27,600	1	28.29	¥89,672	$952
Expected to vest after July 13, 2013	130	26,000	1	29.29	¥84,474	$897

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net income attributable to IIJ	¥3,203,368	¥3,640,963	¥5,300,654	$56,294
Transfers to the noncontrolling interests
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares	(147,346)	(85,437)	－	－

Change from net income attributable to IIJ and transfers to noncontrolling interests	¥3,056,022	¥3,555,526	¥5,300,654	$56,294

Note 15 - Other Comprehensive Income (loss) (Tables)	12 Months Ended
Mar. 31, 2013
Note 15 - Other Comprehensive Income (loss) (Tables) [Line Items]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(43,435)	－	¥(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(53,702)	¥22,018	(31,684)
Less: Reclassification adjustments for gains included in net income	(77,570)	31,803	(45,767)
Recognition of tax expense	－	(167,634)	(167,634)
Net unrealized holding gain (loss) during the period	(131,272)	(113,813)	(245,085)
Defined benefit pension plans:
Amount arising during the period	(3,324)	1,363	(1,961)
Less: Reclassification adjustments for losses included in net income	6,685	(2,741)	3,944
Release of deferred tax asset valuation allowance	－	32,634	32,634
Net defined benefit pension plans	3,361	31,256	34,617

Other comprehensive loss	¥(171,346)	¥(82,557)	¥(253,903)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	－	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other		12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	－	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other		324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Foreign currency translation adjustments	¥(134,163)	¥(44,129)	$(469)
Unrealized holding gain on securities	238,696	495,217	5,259
Defined benefit pension plans	(128,066)	(187,318)	(1,989)

Total	¥(23,533)	263,770	$2,801

Tax Effects [Member]
Note 15 - Other Comprehensive Income (loss) (Tables) [Line Items]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	$956	－	$956
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,042	$(1,451)	2,591
Less: Reclassification adjustments for losses included in net income	210	(80)	130
Other		3	3
Net unrealized holding gain (loss) during the period	4,252	(1,528)	2,724
Defined benefit pension plans:
Amount arising during the period	(986)	354	(632)
Less: Reclassification adjustments for gains included in net income	4	(1)	3
Net defined benefit pension plans	(982)	353	(629)

Other comprehensive income (loss)	$4,226	$(1,175)	$3,051

Note 16 - Basic And Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2013
Note 16 - Basic And Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Yen			U.S. Dollars
	2011	2012	2013	2013

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.82	¥130.76	$1.39

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.78	¥130.65	$1.39

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended March 31
	2011	2012	2013

Shares issuable under stock options	295,000	－	－

Numerator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,203,368	¥3,640,963	¥5,300,654	$56,294

Denominator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Number of Shares
	2011	2012	2013
Denominator:
Weighted-average common shares outstanding―basic	40,528,800	40,536,800	40,536,800
Dilutive effect of stock options		19,600	35,800
Weighted-average common shares outstanding―diluted	40,528,800	40,556,400	40,572,600

Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Financial Instruments Disclosure [Text Block]
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥860,914	¥860,914	¥1,309,923	¥1,309,923	$13,912	$13,912
Not practicable	2,077,232	－	2,461,339	－	26,140	－
Noncurrent refundable insurance policies (other assets)	63,282	63,282	64,020	64,020	680	680

Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Note 19 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012
Assets―
Available-for-sale securities―equity securities	¥860,914	－	－	¥860,914
	Thousands of Yen
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	¥1,309,923	－	－	¥1,309,923

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	¥28,319	¥71,681
Trademark	－	－	155,000	37,000
	－	－	¥183,319	¥108,681
	Thousands of Yen
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	¥107,000	¥48,000
	－	－	¥107,000	¥48,000

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Thousands of Yen
March 31, 2012	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥155,000	Relief from royalty method	Discount Rate	7.8%
			Royalty rate	0.4%
	Thousands of Yen				Thousands of U.S. Dollars
March 31, 2013	Fair value	Valuation technique	Unobservable inputs	Range	Fair value

Trademark	¥107,000	Relief from royalty method	Discount Rate	7.5%	$1,136
			Royalty rate	0.3%

US Dollars [Member]
Note 19 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of U.S. Dollars
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	$13,912	－	－	$13,912

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of U.S. Dollars
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	$1,136	$510
	－	－	$1,136	$510

Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2013
Revenues [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Network service and systems integration business:
Customers	¥81,901,632	¥95,990,449	¥103,928,400	$1,103,742
Intersegment	455,230	506,030	558,753	5,934
Total	82,356,862	96,496,479	104,487,153	1,109,676
ATM operation business:
Customers	516,574	1,324,156	2,320,086	24,640
Intersegment	－	－	－	－
Total	516,574	1,324,156	2,320,086	24,640

Elimination	455,230	506,030	558,753	5,934
Consolidated total	¥82,418,206	¥97,314,605	¥106,248,486	$1,128,382

Profit Or Loss [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Operating income (loss):
Network service and systems integration business	¥4,812,926	¥6,631,476	¥7,629,435	$81,026
ATM operation business	(642,877)	(194,264)	239,035	2,539
Elimination	29,007	83,729	115,828	1,230
Consolidated total	¥4,141,042	¥6,353,483	¥7,752,642	$82,335

Segment Assets [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Segment assets:
Network service and systems integration business	¥71,749,633	¥79,958,814	$849,180
ATM operation business	1,743,613	2,152,452	22,860
Elimination
Consolidated total	¥73,493,246	¥82,111,266	$872,040

Corporate and Other [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Depreciation and amortization:
Network service and systems integration business	¥5,777,683	¥7,006,576	¥7,178,397	$76,236
ATM operation business	38,351	137,055	329,411	3,499
Consolidated total	¥5,816,034	¥7,143,631	¥7,507,808	$79,735

Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Text Block]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Accounts receivable	－	¥191,925	¥171,909	$1,826
Accounts payable	－	1,800,922	1,578,969	16,769
Revenues	991,465	895,189	880,079	9,347
Costs	14,949,352	14,225,717	14,966,177	158,944

Note 1 - Description Of Business And Summary Of Significant Accounting Policies (Details)	12 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Japan, Yen	Mar. 31, 2013 United States of America, Dollars	Oct. 01, 2012 Numerator [Member]	Oct. 01, 2012 Denominator [Member]	Mar. 31, 2013 Equipment [Member] Minimum [Member]	Mar. 31, 2013 Equipment [Member] Maximum [Member]	Mar. 31, 2013 Building [Member]	Mar. 31, 2013 Leasehold Improvements [Member] Minimum [Member]	Mar. 31, 2013 Leasehold Improvements [Member] Maximum [Member]	Mar. 31, 2013 Software and Software Development Costs [Member]	Mar. 31, 2013 Assets Held under Capital Leases [Member] Minimum [Member]	Mar. 31, 2013 Assets Held under Capital Leases [Member] Maximum [Member]	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]
Note 1 - Description Of Business And Summary Of Significant Accounting Policies (Details) [Line Items]
Percentage Of Voting Shares Owned By NTT Group	29.90%
Foreign Currency Exchange Rate, Translation		94.16	1
Systems Operation And Maintenance Contract Period														1 year	5 years
Property, Plant and Equipment, Useful Life						3 years	20 years	20 years	8 years	20 years	5 years	4 years	6 years
Finite-Lived Intangible Asset, Useful Life	15 years 219 days													6 years	19 years
Stockholders' Equity Note, Stock Split, Conversion Ratio				200	1
Number of Operating Segments	2

Note 2 - Business Combinations (Details) In Thousands, unless otherwise specified	5 Months Ended	6 Months Ended		5 Months Ended	12 Months Ended	0 Months Ended
	Sep. 01, 2010 JPY (¥)	Oct. 01, 2012 Denominator [Member]	Oct. 01, 2012 Numerator [Member]	Sep. 01, 2010 IIJ-Global [Member] JPY (¥)	Mar. 31, 2011 IIJ-Global [Member] JPY (¥)	Apr. 02, 2012 IIJ-Exlayer [Member] USD ($)	Apr. 02, 2012 IIJ-Exlayer [Member] JPY (¥)
Note 2 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred (in Yen)	¥ 9,170,000			¥ 9,170,000		$ 3,183	¥ 299,700
Stockholders' Equity Note, Stock Split, Conversion Ratio		1	200
Business Combination, Acquisition Related Costs (in Yen)					69,451
Business Acquisition, Percentage of Voting Interests Acquired						99.90%	99.90%
Business Combination, Consideration Transferred (in Dollars)	¥ 9,170,000			¥ 9,170,000		$ 3,183	¥ 299,700

Note 2 - Business Combinations (Details) - Summary of the fair values of the assets acquired and liabilities assumed from AT&T Japan In Thousands, unless otherwise specified	5 Months Ended
	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Summary of the fair values of the assets acquired and liabilities assumed from AT&T Japan [Abstract]
Accounts receivable	¥ 5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864
Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137
Total identified net assets	6,881,727
Goodwill	2,288,273	63,402	5,969,951	61,473	5,788,333
Purchase price	¥ 9,170,000

Note 2 - Business Combinations (Details) - Revenues and net income attributable to Internet Initiative Japan Inc. In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 IIJ-Global [Member] JPY (¥)
Note 2 - Business Combinations (Details) - Revenues and net income attributable to Internet Initiative Japan Inc. [Line Items]
Revenues (in Yen and Dollars)	$ 1,128,382	¥ 106,248,486	¥ 97,314,605	¥ 82,418,206	¥ 15,094,218
Net income attributable to Internet Initiative Japan Inc.	56,294	5,300,654	3,640,963	3,203,368	690,761
Revenues					92,583,743
Net income attributable to Internet Initiative Japan Inc.					¥ 4,800,412

Note 2 - Business Combinations (Details) - Pro Forma earnings per share for Internet Initiative Japan, Inc. (JPY ¥)	12 Months Ended
Mar. 31, 2013
Pro Forma earnings per share for Internet Initiative Japan, Inc. [Abstract]
Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥ 118
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	¥ 118

Note 3 - Inventory (Details) - The components of inventories In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
The components of inventories [Abstract]
Network equipment purchased for resale	$ 3,727	¥ 350,976	¥ 287,786
Work in process	10,097	950,708	464,289
Total inventories	$ 13,824	¥ 1,301,684	¥ 752,075

Note 4 - Other Investments (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Company 1 [Member]	Mar. 31, 2013 Company 2 [Member]
Note 4 - Other Investments (Details) [Line Items]
Investment Fair Value Percentage Below Cost							5.80%	15.80%
Proceeds from Sale of Available-for-sale Securities		¥ 0		¥ 226,346,000		¥ 155,571,000
Available-for-sale Securities, Gross Realized Gains				9,140,000		90,700,000
Available-for-sale Securities, Gross Realized Losses				12,293,000
Cost Method Investments	26,140,000	2,461,339,000		2,077,232,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	210,000	19,788,000		87,911,000		13,131,000
OtherThanTemporaryImpairmentLosses Other Investments (in Dollars)	0	0	71,681,000		166,698,000
OtherThanTemporaryImpairmentLosses Other Investments	$ 0	¥ 0	$ 71,681,000		$ 166,698,000

Note 4 - Other Investments (Details) - Securities classified as available-for-sale in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale in Yen [Abstract]
Available-for-sale—Cost	$ 5,317	¥ 500,616	¥ 451,404
Available-for-sale—Unrealized Gains	8,639	813,445	418,195
Available-for-sale—Unrealized Losses	44	4,138	8,685
Available-for-sale—Fair Value	$ 13,912	¥ 1,309,923	¥ 860,914

Note 4 - Other Investments (Details) - Securities classified as available-for-sale in US dollars In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale in US dollars [Abstract]
Available-for-sale—Equity securities	$ 5,317	¥ 500,616	¥ 451,404
Available-for-sale—Equity securities	8,639	813,445	418,195
Available-for-sale—Equity securities	44	4,138	8,685
Available-for-sale—Equity securities	$ 13,912	¥ 1,309,923	¥ 860,914

Note 4 - Other Investments (Details) - Securities classified as available-for-sale that have been in a continuous unrealized loss position in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale that have been in a continuous unrealized loss position in Yen [Abstract]
Available-for-sale—Fair Value Less than 12 Months	$ 296	¥ 27,902	¥ 118,055
Available-for-sale—Unrealized Losses Less than 12 Months	44	4,138	7,628
Available-for-sale—Fair Value 12 Months or More			15,288
Available-for-sale—Unrealized Losses 12 Months or More			1,057
Available-for-sale—Fair Value	296	27,902	133,343
Available-for-sale—Unrealized Losses	$ 44	¥ 4,138	¥ 8,685

Note 4 - Other Investments (Details) - Securities classified as available-for-sale that have been in a continuous unrealized loss position in US dollars In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale that have been in a continuous unrealized loss position in US dollars [Abstract]
Available-for-sale—Equity securities	$ 296	¥ 27,902	¥ 118,055
Available-for-sale—Equity securities	44	4,138	7,628
Available-for-sale—Equity securities	296	27,902	133,343
Available-for-sale—Equity securities	$ 44	¥ 4,138	¥ 8,685

Note 5 - Allowance For Doubtful Accounts And Loans (Details) - Analysis of allowance for doubtful accounts and loans in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Analysis of allowance for doubtful accounts and loans in Yen [Abstract]
Balance at Beginning of Year	$ 2,178	¥ 205,039	¥ 142,871	¥ 145,918
Credits Charged Off	(190)	(17,934)	(19,878)	(7,376)
Provision for (Reversal of) Doubtful Accounts	(114)	(10,712)	82,046	(10,522)
Other				14,851
Balance at End of Year	$ 1,874	¥ 176,393	¥ 205,039	¥ 142,871

Note 5 - Allowance For Doubtful Accounts And Loans (Details) - Analysis of allowance for doubtful accounts and loans in US Dollars In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2010 JPY (¥)
Analysis of allowance for doubtful accounts and loans in US Dollars [Abstract]
Year ended March 31, 2013	$ 1,874	¥ 176,393	¥ 205,039	¥ 142,871	$ 2,178	¥ 145,918
Year ended March 31, 2013	(190)	(17,934)	(19,878)	(7,376)
Year ended March 31, 2013	$ (114)	¥ (10,712)	¥ 82,046	¥ (10,522)

Note 6 - Investments In Equity Method Investees (Details) (I-Heart [Member], JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2012
I-Heart [Member]
Note 6 - Investments In Equity Method Investees (Details) [Line Items]
Due to Affiliate	¥ 18,673

Note 6 - Investments In Equity Method Investees (Details) - Balances associated with equity method investees In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Equity Method Investments [Member] USD ($)	Mar. 31, 2013 Equity Method Investments [Member] JPY (¥)	Mar. 31, 2012 Equity Method Investments [Member] JPY (¥)	Mar. 31, 2011 Equity Method Investments [Member] JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable					$ 557	¥ 52,422	¥ 51,788
Accounts payable					422	39,734	36,698
Revenues (in Yen and Dollars)	1,128,382	106,248,486	97,314,605	82,418,206	6,359	598,765	624,718	730,622
Costs and expenses	$ 1,046,047	¥ 98,495,844	¥ 90,961,122	¥ 78,277,164	$ 4,852	¥ 456,892	¥ 403,400	¥ 348,771

Note 6 - Investments In Equity Method Investees (Details) - Equity method investees and respective ownership percentages In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Multifeed [Member] USD ($)	Mar. 31, 2013 Multifeed [Member] JPY (¥)	Mar. 31, 2012 Multifeed [Member] JPY (¥)	Mar. 31, 2013 I-Revo [Member] USD ($)	Mar. 31, 2013 I-Revo [Member] JPY (¥)	Mar. 31, 2012 I-Revo [Member] JPY (¥)	Mar. 31, 2013 Trinity [Member] USD ($)	Mar. 31, 2013 Trinity [Member] JPY (¥)	Mar. 31, 2012 Trinity [Member] JPY (¥)	Mar. 31, 2013 Stratosphere [Member] USD ($)	Mar. 31, 2013 Stratosphere [Member] JPY (¥)	Mar. 31, 2012 I-Heart [Member] JPY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method percentage				33.00%	33.00%	33.00%	30.00%	30.00%	30.00%	33.75%	33.75%	45.00%	50.00%	50.00%	20.22%
Equity method investment	$ 17,860	¥ 1,681,723	¥ 1,406,634	$ 12,127	¥ 1,141,909	¥ 1,089,319	$ 3,950	¥ 371,888	¥ 186,115	$ 989	¥ 93,154	¥ 98,041	$ 794	¥ 74,772	¥ 33,159

Note 7 - Property And Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Internal Use Software [Member] USD ($)	Mar. 31, 2013 Internal Use Software [Member] JPY (¥)	Mar. 31, 2012 Internal Use Software [Member] JPY (¥)	Mar. 31, 2013 Software To Be Leased [Member] USD ($)	Mar. 31, 2013 Software To Be Leased [Member] JPY (¥)	Mar. 31, 2012 Software To Be Leased [Member] JPY (¥)	Mar. 31, 2011 Software To Be Leased [Member] JPY (¥)
Note 7 - Property And Equipment (Details) [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 73,814	¥ 6,950,249	¥ 6,522,033	¥ 5,454,138
Gain (Loss) on Disposition of Assets	155	14,638	62,368	23,588
Capitalized Computer Software, Gross					168,990	15,912,108	13,785,469	27,120	2,553,608	1,729,517
Capitalized Computer Software, Net								20,735	1,952,450	1,477,896
Capitalized Computer Software, Amortization								$ 3,712	¥ 349,537	¥ 208,435	¥ 43,186

Note 7 - Property And Equipment (Details) - Property and equipment In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Data Communications Equipment [Member] USD ($)	Mar. 31, 2013 Data Communications Equipment [Member] JPY (¥)	Mar. 31, 2012 Data Communications Equipment [Member] JPY (¥)	Mar. 31, 2013 Office Equipment [Member] USD ($)	Mar. 31, 2013 Office Equipment [Member] JPY (¥)	Mar. 31, 2012 Office Equipment [Member] JPY (¥)	Mar. 31, 2013 Building [Member] USD ($)	Mar. 31, 2013 Building [Member] JPY (¥)	Mar. 31, 2012 Building [Member] JPY (¥)	Mar. 31, 2013 Leasehold Improvements [Member] USD ($)	Mar. 31, 2013 Leasehold Improvements [Member] JPY (¥)	Mar. 31, 2012 Leasehold Improvements [Member] JPY (¥)	Mar. 31, 2013 Software and Software Development Costs [Member] USD ($)	Mar. 31, 2013 Software and Software Development Costs [Member] JPY (¥)	Mar. 31, 2012 Software and Software Development Costs [Member] JPY (¥)	Mar. 31, 2013 Assets Under Capital Leases [Member] USD ($)	Mar. 31, 2013 Assets Under Capital Leases [Member] JPY (¥)	Mar. 31, 2012 Assets Under Capital Leases [Member] JPY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	$ 558,010	¥ 52,542,149	¥ 45,428,709	$ 71,645	¥ 6,746,069	¥ 5,791,067	$ 22,623	¥ 2,130,160	¥ 939,435	$ 7,101	¥ 668,631	¥ 489,360	$ 28,320	¥ 2,666,584	¥ 2,513,220	$ 196,110	¥ 18,465,716	¥ 15,514,986	$ 232,211	¥ 21,864,989	¥ 20,180,641
Less accumulated depreciation and amortization	(313,471)	(29,516,394)	(25,693,163)
Property and equipment—net	$ 244,539	¥ 23,025,755	¥ 19,735,546

Note 7 - Property And Equipment (Details) - Amortization expense of software to be leased (Software To Be Leased [Member]) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Note 7 - Property And Equipment (Details) - Amortization expense of software to be leased [Line Items]
2014	$ 5,424	¥ 510,722
2015	5,424	510,722
2016	4,965	467,535
2017	4,737	446,021
2018	$ 185	¥ 17,450

Note 8 - Goodwill And Other Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					5 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 Trademarks [Member] USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Mar. 31, 2011 GDX [Member] JPY (¥)	Mar. 31, 2011 IIJ-FS [Member] JPY (¥)	Sep. 01, 2010 IIJ-Global [Member] Customer Relationships [Member] JPY (¥)	Mar. 31, 2013 IIJ-Global [Member] Customer Relationships [Member]	Mar. 31, 2013 IIJ-Global [Member] JPY (¥)	Sep. 01, 2010 IIJ-Global [Member] JPY (¥)	Apr. 02, 2012 IIJ-Exlayer [Member] USD ($)	Apr. 02, 2012 IIJ-Exlayer [Member] JPY (¥)	Mar. 31, 2011 Licenses [Member] JPY (¥)
Note 8 - Goodwill And Other Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years 219 days	15 years 219 days										15 years
Amortization of Intangible Assets	$ 5,921	¥ 557,559	¥ 621,598
Impairment of Intangible Assets, Finite-lived																	97,791
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						510	48,000	37,000
Goodwill, Impairment Loss									20,282	100,000
Finite-lived Intangible Assets Acquired											3,721,000
Goodwill	63,402	5,969,951	5,788,333	61,473	2,288,273									2,288,273	1,929	181,618
Business Acquisition, Goodwill, Expected Tax Deductible Amount													¥ 5,387,018

Note 8 - Goodwill And Other Intangible Assets (Details) - Components of intangible assets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 Customer Relationships [Member] USD ($)	Mar. 31, 2013 Customer Relationships [Member] JPY (¥)	Mar. 31, 2012 Customer Relationships [Member] JPY (¥)
Intangible assets subject to amortization:
Intangible assets subject to amortization	$ 68,229	¥ 6,424,471		¥ 6,424,471		$ 68,229	¥ 6,424,471	¥ 6,424,471
Accumulated amortization	(18,685)	(1,759,440)		(1,201,881)		(18,685)	(1,759,440)	(1,201,881)
Intangible assets subject to amortization—net	49,544	4,665,031		5,222,590
Telephone rights	206	19,400		18,879
Trademark	1,136	107,000		155,000
Goodwill	63,402	5,969,951	61,473	5,788,333	2,288,273
Total	64,744	6,096,351		5,962,212
Total intangible assets	$ 114,288	¥ 10,761,382		¥ 11,184,802

Note 8 - Goodwill And Other Intangible Assets (Details) - Estimated aggregate amortization expense of intangible assets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Estimated aggregate amortization expense of intangible assets [Abstract]
2014	$ 4,918	¥ 463,073
2015	4,217	397,031
2016	4,121	388,014
2017	4,041	380,496
2018	$ 3,881	¥ 365,460

Note 8 - Goodwill And Other Intangible Assets (Details) - Carrying amount of goodwill In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] USD ($)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] JPY (¥)
Goodwill [Line Items]
Goodwill	$ 62,750	¥ 5,908,615			¥ 5,908,615		$ 60,249	¥ 5,673,064			¥ 5,673,064	$ 2,501	¥ 235,551	$ 2,501	¥ 235,551	¥ 235,551
Acquisition	1,929	181,618					1,929	181,618
Accumulated impairment losses	(1,277)	(120,282)	(1,277)	(120,282)			(1,277)	(120,282)	(1,277)	(120,282)
Goodwill and Impairment losses	63,402	5,969,951	61,473	5,788,333		2,288,273	60,901	5,734,400	58,972	5,552,782		2,501	235,551	2,501	235,551
Goodwill	$ 64,679	¥ 6,090,233			¥ 5,908,615		$ 62,178	¥ 5,854,682			¥ 5,673,064	$ 2,501	¥ 235,551	$ 2,501	¥ 235,551	¥ 235,551

Note 9 - Leases (Details) In Thousands, unless otherwise specified	12 Months Ended				57 Months Ended	59 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2016 JPY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 JPY (¥)	Mar. 31, 2013 Backbone Line [Member] USD ($)	Mar. 31, 2013 Backbone Line [Member] JPY (¥)	Mar. 31, 2012 Backbone Line [Member] JPY (¥)	Mar. 31, 2011 Backbone Line [Member] JPY (¥)	Mar. 31, 2013 Local Access Lines [Member] USD ($)	Mar. 31, 2013 Local Access Lines [Member] JPY (¥)	Mar. 31, 2012 Local Access Lines [Member] JPY (¥)	Mar. 31, 2011 Local Access Lines [Member] JPY (¥)
Note 9 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	$ 63,498	¥ 5,978,985	¥ 5,949,230	¥ 6,424,099				$ 37,545	¥ 3,535,213	¥ 3,370,813	¥ 3,688,077	$ 238,579	¥ 22,464,593	¥ 23,101,650	¥ 16,881,778
Operating Leases, Income Statement, Sublease Revenue	310	29,160	2,394	12,313
Proceeds from Sale of Machinery and Equipment	6,305	593,715	367,203
Sale Leaseback Transaction, Rent Expense					398,652	6,771	637,548
Capital Leased Assets, Noncurrent, Fair Value Disclosure	232,211	21,864,989	20,180,641
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	141,684	13,340,942	12,846,091
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	$ 3,204	¥ 301,643	¥ 233,682

Note 9 - Leases (Details) - Refundable Guarantee Deposits In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Head Office [Member] USD ($)	Mar. 31, 2013 Head Office [Member] JPY (¥)	Mar. 31, 2012 Head Office [Member] JPY (¥)	Mar. 31, 2013 Sales and Subsidiaries Offices [Member] USD ($)	Mar. 31, 2013 Sales and Subsidiaries Offices [Member] JPY (¥)	Mar. 31, 2012 Sales and Subsidiaries Offices [Member] JPY (¥)	Mar. 31, 2013 Others [Member] USD ($)	Mar. 31, 2013 Others [Member] JPY (¥)	Mar. 31, 2012 Others [Member] JPY (¥)
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits	$ 21,787	¥ 2,051,449	¥ 1,899,815	$ 15,636	¥ 1,472,311	¥ 1,470,812	$ 5,769	¥ 543,181	¥ 402,256	$ 382	¥ 35,957	¥ 26,747

Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Connectivity Lines [Member] USD ($)	Mar. 31, 2013 Connectivity Lines [Member] JPY (¥)	Mar. 31, 2013 Other Operating Leases [Member] USD ($)	Mar. 31, 2013 Other Operating Leases [Member] JPY (¥)
Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments [Line Items]
2014				$ 807	¥ 76,000	$ 25,283	¥ 2,380,619
2014	38,816	3,654,924
2015				20	1,914	21,832	2,055,756
2015	31,957	3,009,028
2016						4,135	389,326
2016	19,513	1,837,318
2017						4,059	382,178
2017	6,412	603,737
2018						384	36,149
2018	446	42,031
2019 and thereafter						1,086	102,259
2019 and thereafter	4	421
Total minimum lease payments				827	77,914	56,779	5,346,287
Total minimum lease payments	97,148	9,147,459
Less amounts representing interest	2,884	271,623
Present value of net minimum capital lease payments	94,264	8,875,836
Less current portion	37,229	3,505,471	2,997,292
Noncurrent portion	$ 57,035	¥ 5,370,365	¥ 4,741,241

Note 9 - Leases (Details) - Sales-Type Leases In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2012 JPY (¥)
Sales-Type Leases [Abstract]
2014	$ 5,237		¥ 493,074
2015	4,739		446,212
2016	3,624		341,230
2017	662		62,371
2018	662		62,371
Total minimum lease payments to be received*	14,924	[1]	1,405,258	[1]	1,430,502	[1]
Less unearned income	323		30,400		37,911
Net investment in sales-type leases	14,601		1,374,858		1,392,591
Less current portion	5,063		476,818		457,145
Non-current net investment in sales-type leases	$ 9,538		¥ 898,040		¥ 935,446

[1]	Estimated executory costs, including profit thereon, of 233,682 thousand and 301,643 thousand ($3,204 thousand) were excluded from total minimum lease payments to be received as of March 31, 2012 and 2013, respectively.

Note 10 - Asset Retirement Obligations (Details) - Asset Retirement Obligations In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Asset Retirement Obligations [Abstract]
Balance at beginning of the year	$ 3,176	¥ 299,083	¥ 248,183
Liabilities incurred	283	26,620	42,273
Accretion expense	94	8,882	8,627
Balance at end of the year	$ 3,553	¥ 334,585	¥ 299,083

Note 11 - Borrowings (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012
Debt Disclosure [Text Block]
Short-term Debt, Weighted Average Interest Rate	0.69%	0.69%	0.81%
Line of Credit Facility, Maximum Borrowing Capacity (in Yen)	$ 112,574	¥ 10,600,000
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 112,574	¥ 10,600,000

Note 11 - Borrowings (Details) - Long-Term Borrowing In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Debt Instrument [Line Items]
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.336% and 0.250% as of March 31, 2012 and 2013, respectively. Weighted average interest rates were 1.026% and 0.962% at March 31, 2012 and 2013, respectively.	$ 21,134	¥ 1,990,000	¥ 3,000,000
Less current portion	(10,726)	(1,010,000)	(1,010,000)
Long-term borrowings, less current portion	$ 10,408	¥ 980,000	¥ 1,990,000

Note 11 - Borrowings (Details) - Long-Term Borrowing (Parentheticals)	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Weighted average interest rate	0.96%	1.03%
TIBOR [Member]
Debt Instrument [Line Items]
TIBOR rate	0.25%	0.34%

Note 11 - Borrowings (Details) - Annual Maturities of Long-Term Borrowings In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Annual Maturities of Long-Term Borrowings [Abstract]
2014	$ 10,726	¥ 1,010,000
2015	10,408	980,000
Total	$ 21,134	¥ 1,990,000	¥ 3,000,000

Note 12 - Income Taxes (Details)	12 Months Ended												12 Months Ended
	Mar. 31, 2016	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2013 Japan [Member] USD ($)	Mar. 31, 2013 Japan [Member] JPY (¥)	Mar. 31, 2013 United States [Member] USD ($)	Mar. 31, 2013 United States [Member] JPY (¥)	Mar. 31, 2013 Other Countries [Member] USD ($)	Mar. 31, 2013 Other Countries [Member] JPY (¥)	Mar. 31, 2011 IIJ-Global [Member] JPY (¥)
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.90%	38.30%	38.30%	41.00%	41.00%
Decrease in Deferred Tax Liability Net				¥ 110,381,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		6,872,000	647,079,000	136,689,000	1,566,662,000								131,319,000
Undistributed Earnings of Foreign Subsidiaries		3,613,000	340,237,000
Operating Loss Carryforwards							29,053,000	2,735,696,000	9,164,000	862,885,000	1,126,000	106,004,000
Deferred Tax Assets, Valuation Allowance		14,462,000	1,361,807,000	2,008,886,000	308,197,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration					176,878,000
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities					9,391,000
Unrecognized Tax Benefits			¥ 0	¥ 0		¥ 9,391,000

Note 12 - Income Taxes (Details) - Income From Operations Before Income Tax Expense In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	$ 83,113	¥ 7,825,846	¥ 5,970,007	¥ 3,818,930
Foreign	(733)	(68,982)	6,213	15,059
Total	82,380	7,756,864	5,976,220	3,833,989
Income taxes―current:
Domestic	33,357	3,140,964	2,489,350	351,592
Foreign	(66)	(6,254)	422	(2,770)
Total	33,291	3,134,710	2,489,772	348,822
Income taxes―deferred:
Domestic	(5,616)	(528,832)	35,714	606,875
Foreign	18	1,704
Total	$ (5,598)	¥ (527,128)	¥ 35,714	¥ 606,875

Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Customer Relationships [Member] USD ($)	Mar. 31, 2013 Customer Relationships [Member] JPY (¥)	Mar. 31, 2012 Customer Relationships [Member] JPY (¥)	Mar. 31, 2013 Trademarks [Member] USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)
Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities [Line Items]
Unrealized gains on available-for-sale securities	$ 3,086		¥ 290,623		¥ 147,043
Capital leases	783		73,735		6,369
Accrued expenses	7,573		713,056		739,404
Retirement and pension cost	8,053		758,240		648,240
Allowance for doubtful accounts	703		66,170		70,114
Depreciation	513		48,315		103,374
Net loss on other investments	3,032		285,505		354,714
Operating loss carryforwards	15,044		1,416,522		1,432,104
Transactions in transit*				[1]		[1]
Transactions in transit*	510	[1]	47,983	[1]	53,798	[1]
Impairment loss on telephone rights	819		77,101		76,181
Accrued enterprise tax	1,909		179,725		171,358
Asset retirement obligation	1,276		120,116		107,371
Deferred revenue	4,974		468,382		260,411
Intangible assets								17,956	1,690,781	1,903,137	408	38,413	55,645
Investments in equity method investees	1,785		168,061
Other	2,524		237,761		242,000
Other	1,697		159,753		157,220
Total	53,260		5,014,984		5,020,584
Total	31,053		2,923,913		2,699,848
Valuation allowance	(14,462)		(1,361,807)		(2,008,886)		(308,197)
Total	38,798		3,653,177		3,011,698
Total	31,053		2,923,913		2,699,848
Tax deduction of goodwill	5,611		528,299		383,005
Excess of tax deductible goodwill over the reported amount of goodwill	$ 6,057		¥ 570,356		¥ 808,944

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.

Note 12 - Income Taxes (Details) - Operating Loss Carryforwards In Thousands, unless otherwise specified	Mar. 31, 2016 Enterprise Tax [Member] USD ($)	Mar. 31, 2016 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2015 Enterprise Tax [Member] USD ($)	Mar. 31, 2015 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2016 Inhabitant Tax [Member] USD ($)	Mar. 31, 2016 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2015 Inhabitant Tax [Member] USD ($)	Mar. 31, 2015 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2016 Others [Member] USD ($)	Mar. 31, 2016 Others [Member] JPY (¥)	Mar. 31, 2015 Others [Member] USD ($)	Mar. 31, 2015 Others [Member] JPY (¥)	Mar. 31, 2014 Others [Member] USD ($)	Mar. 31, 2014 Others [Member] JPY (¥)
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 3,220	¥ 303,194	$ 3,220	¥ 303,194	$ 955	¥ 89,889	$ 955	¥ 89,889	$ 39,343	¥ 3,704,585	$ 38,935	¥ 3,666,158	$ 408	¥ 38,427

Note 12 - Income Taxes (Details) - Income Tax Reconciliation In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)
Income Tax Reconciliation [Abstract]
Amount computed by using normal Japanese statutory tax rate	$ 31,551		¥ 2,970,879		¥ 2,450,250		¥ 1,571,935
Expenses not deductible for tax purpose	945		89,012		81,115		146,060
Reversal of reserve for tax contingencies							(8,312)
Inhabitant tax―per capita	380		35,809		34,415		39,676
Expiration of operating loss carryforward					176,829		616,400
Change in valuation allowance*	(7,083)	[1]	(666,973)	[1]	(107,171)	[1]	(1,458,455)	[1]
Tax effects on investments in equity method investees	1,785		168,061
Enterprise tax ―not based on income	827		77,868		68,960		61,085
Tax rate change					(110,381)
Other—net	(712)		(67,074)		(68,531)		(12,692)
Income tax expense as reported	$ 27,693		¥ 2,607,582		¥ 2,525,486		¥ 955,697

[1]	Change in valuation allowance for the year ended March 31, 2011 included the release of the valuation allowance for the deferred tax assets of operating loss carryforward as of March 31, 2010, that were utilized during the year, which amounted to 131,319 thousand, which represents the net of the adjustment of the beginning-of -the year balance of the valuation allowance because of the acquisition of IIJ-Global, amounting to 308,197 thousand and the expiration of operating loss carryforwards of 176,878 thousand.

Note 12 - Income Taxes (Details) - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits [Abstract]
Balance at April 1, 2010	¥ 9,391,000	¥ 0	¥ 0
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951,000)
Translation adjustment	¥ (440,000)

Note 13 - Retirement And Pension Plans (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Debt Securities [Member]	Mar. 31, 2013 Equity Securities [Member]	Mar. 31, 2013 Other Financial Instruments [Member]	Mar. 31, 2013 Contributions Allocated to Life Insurance Pooled Investment Portfolios [Member]	Mar. 31, 2013 Contributions Allocated to Debt Securities, Equity Securities, and Other Financial Instruments [Member]	Mar. 31, 2013 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] USD ($)	Mar. 31, 2013 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2012 Parent Company and Subsidiaries [Member] Full-Time Director Benefits [Member] JPY (¥)	Mar. 31, 2013 Auditor Retirement Benefits [Member] JPY (¥)	Mar. 31, 2012 Auditor Retirement Benefits [Member] USD ($)	Mar. 31, 2012 Auditor Retirement Benefits [Member] JPY (¥)	Jun. 30, 2011 Full-Time Director Benefits [Member] USD ($)	Jun. 30, 2011 Full-Time Director Benefits [Member] JPY (¥)
Note 13 - Retirement And Pension Plans (Details) [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation			$ 25,963,000	¥ 2,444,643,000	¥ 2,024,498,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			40,944,000	3,855,332,000	3,196,857,000
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			21,374,000	2,012,611,000	1,655,373,000
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation			748,000	70,425,000	65,239,000
Defined Benefit Plan Unrecognized Net Loss, Amortization Period			14 years	14 years
Defined Benefit Plan Unrecognized Net Obligation, Amortization Period			21 years	21 years
Defined Benefit Plan, Future Amortization of Gain (Loss)		0
Defined Benefit Plan, Future Amortization of Transition Obligation (Asset)	4,000	369,000	(4,000)	(369,000)	(369,000)	(369,000)
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	2,732,000	257,288,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%	1.60%
Pension Contributions			1,215,000	114,450,000	109,224,000	99,068,000
Defined Benefit Plan, Target Plan Asset Allocations							63.00%	35.00%	2.00%	50.00%	50.00%
Multiemployer Plan, Period Contributions			2,598,000	244,666,000	214,987,000	219,419,000
Multiemployer Plan Period Contributions, Percentage			5.00%	5.00%	5.00%	5.00%
Multiemployer Plans, Plan Assets			5,791,286,000	545,307,470,000
Other Postretirement Benefits Payable												2,822,000	265,674,000	261,849,000	2,350,000	39,000	3,690,000	2,712,000	255,330,000
Other Postretirement Benefits Payments						¥ 20,030,000

Note 13 - Retirement And Pension Plans (Details) - Net periodic pension cost In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Net periodic pension cost [Abstract]
Service cost	$ 5,089	¥ 479,158	¥ 467,583	¥ 421,771
Interest cost	499	46,975	48,335	41,424
Expected return on plan assets	(317)	(29,796)	(27,086)	(26,085)
Amortization of transition obligation	4	369	369	369
Other			(12,632)	6,316
Net periodic pension cost	$ 5,275	¥ 496,706	¥ 476,569	¥ 437,479

Note 13 - Retirement And Pension Plans (Details) - Other changes in plan assets and benefit obligations recognized in other comprehensive income In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss			$ 986	¥ 92,808	¥ 39,083	¥ 3,324
Amortization of transition obligation in net periodic pension cost	4	369	(4)	(369)	(369)	(369)
Other					12,632	(6,316)
Amounts recognized in other comprehensive income			982	92,439	51,346	(3,361)
Total net periodic pension cost and amounts recognized in other comprehensive income			$ 6,257	¥ 589,145	¥ 527,915	¥ 434,118

Note 13 - Retirement And Pension Plans (Details) - The change in benefit obligation and plan assets In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year	$ 33,951	¥ 3,196,857	¥ 2,744,718
Service cost	5,089	479,158	467,583	421,771
Interest cost	499	46,975	48,335	41,424
Actuarial loss	2,224	209,406	37,454
Benefit paid	(819)	(77,064)	(101,233)
Benefit obligation at end of year	40,944	3,855,332	3,196,857	2,744,718
Fair value of plan assets at beginning of year	17,580	1,655,373	1,425,587
Actual return on plan assets	1,555	146,394	27,605
Employer contribution	2,732	257,288	250,969
Benefits paid	(493)	(46,444)	(48,788)
Fair value of plan assets at end of year	21,374	2,012,611	1,655,373	1,425,587
Funded status at end of year	$ (19,570)	¥ (1,842,721)	¥ (1,541,484)

Note 13 - Retirement And Pension Plans (Details) - Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of: In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of: [Abstract]
Accrued retirement and pension costs―noncurrent	$ (19,570)	¥ (1,842,721)	¥ (1,541,484)

Note 13 - Retirement And Pension Plans (Details) - Amounts recognized in accumulated other comprehensive income In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Amounts recognized in accumulated other comprehensive income [Abstract]
Net actuarial loss	$ 3,239	¥ 305,049	¥ 212,241
Obligation at transition	12	1,104	1,473
Total	$ 3,251	¥ 306,153	¥ 213,714

Note 13 - Retirement And Pension Plans (Details) - Actuarial assumptions	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Actuarial assumptions [Abstract]
Discount rate	1.20%	1.50%
Discount rate	1.50%	1.80%	1.80%
Expected long-term rate of return on plan assets	1.80%	1.90%	2.10%
Rate of increase in compensation	3.30%	3.30%
Rate of increase in compensation	3.30%	3.40%	3.50%

Note 13 - Retirement And Pension Plans (Details) - The following benefit payments, which reflect expected future service, as appropriate, are expected In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
The following benefit payments, which reflect expected future service, as appropriate, are expected [Abstract]
2014	$ 1,060	¥ 99,786
2015	1,205	113,460
2016	1,392	131,087
2017	1,764	166,104
2018	2,338	220,121
2019－2023	17,967	1,691,760
Total	$ 25,726	¥ 2,422,318

Note 13 - Retirement And Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in Yen In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] USD ($)		Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2012 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2013 Other Financial Instruments [Member] USD ($)		Mar. 31, 2013 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2012 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Cash [Member] USD ($)	Mar. 31, 2013 Cash [Member] JPY (¥)	Mar. 31, 2012 Cash [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 [Member] JPY (¥)
Note 13 - Retirement And Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in Yen [Line Items]
Pension Plan Assets at Fair Value	$ 21,374	¥ 2,012,611	$ 17,580	¥ 1,655,373	¥ 1,425,587	$ 3,213	¥ 302,533	¥ 235,933	$ 3,213	¥ 302,533	¥ 235,933	$ 773	¥ 72,760	¥ 54,179	$ 773	¥ 72,760	¥ 54,179	$ 544	¥ 51,220	¥ 39,495	$ 544	¥ 51,220	¥ 39,495	¥ 426,513	¥ 329,607	¥ 426,513	¥ 329,607	$ 5,071	¥ 477,430	¥ 337,885	$ 5,071	¥ 477,430	¥ 337,885	$ 632	¥ 59,533	¥ 93,030	$ 632	¥ 59,533	¥ 93,030	$ 789	¥ 74,294	¥ 58,760	$ 789	¥ 74,294	¥ 58,760	$ 1,099	¥ 103,471	¥ 82,523	$ 1,099	¥ 103,471	¥ 82,523	$ 279	¥ 26,252	¥ 23,627	$ 279	¥ 26,252	¥ 23,627	¥ 740,980	¥ 595,825	¥ 740,980	¥ 595,825	$ 8,506	[1]	¥ 800,968	[1]	¥ 692,613	[1]	$ 8,506	[1]	¥ 800,968	[1]	¥ 692,613	[1]	$ 468	¥ 44,150	¥ 37,328	$ 468	¥ 44,150	¥ 37,328	$ 4,998	¥ 470,663	¥ 366,935	$ 16,376	¥ 1,541,948	¥ 1,288,438

[1]	Other financial instruments are life insurance pooled investment portfolios.

Note 13 - Retirement And Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in US Dollars In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] USD ($)	Mar. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] USD ($)	Mar. 31, 2013 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] JPY (¥)	Mar. 31, 2012 Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] USD ($)		Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2012 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2013 Other Financial Instruments [Member] USD ($)		Mar. 31, 2013 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2012 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Cash [Member] USD ($)	Mar. 31, 2013 Cash [Member] JPY (¥)	Mar. 31, 2012 Cash [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 [Member] JPY (¥)
Note 13 - Retirement And Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in US Dollars [Line Items]
Plan Assets	$ 21,374	¥ 2,012,611	$ 17,580	¥ 1,655,373	¥ 1,425,587	$ 3,213	¥ 302,533	¥ 235,933	$ 3,213	¥ 302,533	¥ 235,933	$ 773	¥ 72,760	¥ 54,179	$ 773	¥ 72,760	¥ 54,179	$ 544	¥ 51,220	¥ 39,495	$ 544	¥ 51,220	¥ 39,495	$ 4,530	$ 4,530	¥ 426,513	¥ 329,607	¥ 426,513	¥ 329,607	$ 5,071	¥ 477,430	¥ 337,885	$ 5,071	¥ 477,430	¥ 337,885	$ 632	¥ 59,533	¥ 93,030	$ 632	¥ 59,533	¥ 93,030	$ 789	¥ 74,294	¥ 58,760	$ 789	¥ 74,294	¥ 58,760	$ 1,099	¥ 103,471	¥ 82,523	$ 1,099	¥ 103,471	¥ 82,523	$ 279	¥ 26,252	¥ 23,627	$ 279	¥ 26,252	¥ 23,627	$ 7,870	$ 7,870	¥ 740,980	¥ 595,825	¥ 740,980	¥ 595,825	$ 8,506	[1]	¥ 800,968	[1]	¥ 692,613	[1]	$ 8,506	[1]	¥ 800,968	[1]	¥ 692,613	[1]	$ 468	¥ 44,150	¥ 37,328	$ 468	¥ 44,150	¥ 37,328	$ 4,998	¥ 470,663	¥ 366,935	$ 16,376	¥ 1,541,948	¥ 1,288,438

[1]	Other financial instruments are life insurance pooled investment portfolios.

Note 14 - Shareholders' Equity (Details)	6 Months Ended				12 Months Ended									12 Months Ended			3 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 JPY (¥)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Nov. 08, 2012 JPY (¥)	Jun. 28, 2006 JPY (¥)	Oct. 31, 2012 Options After Stock Split [Member]	Mar. 31, 2012 Trust Networks [Member] JPY (¥)	Mar. 31, 2011 Trust Networks [Member] JPY (¥)	Mar. 31, 2012 GDX [Member] JPY (¥)	Jul. 13, 2012 Directors and Executive Officers [Member] USD ($)	Jul. 13, 2012 Directors and Executive Officers [Member] JPY (¥)	Jul. 14, 2011 Directors and Executive Officers [Member] JPY (¥)
Note 14 - Shareholders' Equity (Details) [Line Items]
Net Assets Minimum Requirement After Dividends						¥ 3,000,000
Adjustments to Additional Paid in Capital to Eliminate Accumulated Deficit												21,980,395,000
Adjustments Common Stock to Eliminate Accumulated Deficit												2,539,222,000
Percentage of Dividends Appropriated as Legal Reserve					10.00%	10.00%
Additional Paid in Capital Percentage of Common Stock					25.00%	25.00%
Retained Earnings Available For Dividends Under The Company Act					193,025,000	18,175,192,000
Common Stock, Dividends, Per Share, Declared (in Yen per share)		¥ 1,750	¥ 1,500	¥ 1,250	$ 0.11	¥ 10		¥ 1,750	¥ 1,500	¥ 1,250
Dividends	3,767,000	354,697,000	304,026,000	253,355,000			3,767,000	354,697,000	304,026,000	253,180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yen per share)						¥ 1		¥ 1			¥ 1
Options Exercisable Service Period					1 year	1 year
Options Exercisable Expiration Period					29 years	29 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					130	130	138	138									130	130	138
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Yen per share)																	$ 3,383	¥ 318,562	¥ 259,344
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																	$ 3,383	¥ 318,562	¥ 259,344
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													200
Share-based Compensation					425,000	40,007,000		26,843,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					110,000	10,353,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 months	3 months
Noncontrolling Interest, Increase from Subsidiary Equity Issuance								(85,437,000)	(147,346,000)					300,000,000	589,950,000
Payments to Noncontrolling Interests																¥ 5,000

Note 14 - Shareholders' Equity (Details) - Black-Scholes option-pricing model assumptions	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Assumptions:
Risk-free interest rate	1.30%	1.61%
Expected lives (years)	15 years	15 years
Expected volatility	57.02%	59.89%
Expected dividends	0.89%	0.92%

Note 14 - Shareholders' Equity (Details) - Stock acquisition rights plan In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Nov. 08, 2012 JPY (¥)
Stock acquisition rights plan [Abstract]
Number of options granted	130	138
Number of shares granted	26,000	27,600
Options granted exercise price (in Yen per share)	¥ 1	¥ 1
Unexercised options outstanding		138	268
Unexercised options outstanding shares	53,600	27,600
Unexercised options outstanding exercise price (in Yen per share)	¥ 1	¥ 1		¥ 1
Exercisable options—March 31, 2013			138
Exercisable options—March 31, 2013	27,600
Exercisable options—March 31, 2013 (in Yen per share)	¥ 1
Exercisable options—March 31, 2013	28 years 105 days
Exercisable options—March 31, 2013 (in Yen)	¥ 89,672		$ 952
Exercisable options—March 31, 2013 (in Dollars)	89,672		952
Expected to vest after July 13, 2013			130
Expected to vest after July 13, 2013	26,000
Expected to vest after July 13, 2013 (in Yen per share)	¥ 1
Expected to vest after July 13, 2013	29 years 105 days
Expected to vest after July 13, 2013 (in Yen)	84,474		897
Expected to vest after July 13, 2013 (in Dollars)	¥ 84,474		$ 897

Note 14 - Shareholders' Equity (Details) - Effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity [Abstract]
Net income attributable to IIJ	$ 56,294	¥ 5,300,654	¥ 3,640,963	¥ 3,203,368
Transfers to the noncontrolling interests
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares			(85,437)	(147,346)
Change from net income attributable to IIJ and transfers to noncontrolling interests	$ 56,294	¥ 5,300,654	¥ 3,555,526	¥ 3,056,022

Note 15 - Other Comprehensive Income (loss) (Details) - Changes in each component of other comprehensive income (loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Changes in each component of other comprehensive income (loss) [Abstract]
Foreign currency translation adjustments, Before Tax Amount	$ 956	¥ 90,014	¥ (9,539)	¥ (43,435)
Foreign currency translation adjustments, Net of Tax Amount	956	90,014	(9,539)	(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period, Before Tax Amount	4,042	380,637	56,384	(53,702)
Amount arising during the period, Tax (Expense) Benefit	(1,451)	(136,649)	(20,242)	22,018
Amount arising during the period, Net of Tax Amount	2,591	243,988	36,142	(31,684)
Less: Reclassification adjustments for losses included in net income, Before Tax Amount		19,788	91,064	(77,570)
Less: Reclassification adjustments for losses included in net income, Tax (Expense) Benefit	(80)	(7,579)	(37,336)	31,803
Less: Reclassification adjustments for losses included in net income, Net of Tax Amount	130	12,209	53,728	(45,767)
Other	3	324	12,875	(167,634)
Other	3	324	12,875	(167,634)
Net unrealized holding gain (loss) during the period, Before Tax Amount	4,252	400,425	147,448	(131,272)
Net unrealized holding gain (loss) during the period, Tax (Expense) Benefit	(1,528)	(143,904)	(44,703)	(113,813)
Net unrealized holding gain (loss) during the period, Net of Tax Amount	2,724	256,521	102,745	(245,085)
Defined benefit pension plans:
Amount arising during the period, Before Tax Amount	986	(92,808)	(39,083)	(3,324)
Amount arising during the period, Tax (Expense) Benefit	354	33,319	14,030	1,363
Amount arising during the period, Net of Tax Amount	(632)	(59,489)	(25,053)	(1,961)
Less: Reclassification adjustments for losses included in net income, Before Tax Amount	4	369	(12,263)	6,685
Less: Reclassification adjustments for losses included in net income, Tax (Expense) Benefit	(1)	(132)	5,711	(2,741)
Less: Reclassification adjustments for losses included in net income, Net of Tax Amount	3	237	(6,552)	3,944
Release of deferred tax asset valuation allowance				32,634
Release of deferred tax asset valuation allowance				32,634
Net defined benefit pension plans, Before Tax Amount	982	(92,439)	(51,346)	3,361
Net defined benefit pension plans, Tax (Expense) Benefit	353	33,187	19,741	31,256
Net defined benefit pension plans, Net of Tax Amount	(629)	(59,252)	(31,605)	34,617
Other comprehensive income (loss), Before Tax Amount	4,226	398,000	86,563	(171,346)
Other comprehensive income (loss), Tax (Expense) Benefit	1,175	(110,717)	(24,962)	(82,557)
Other comprehensive income (loss), Net of Tax Amount	$ 3,051	¥ 287,283	¥ 61,601	¥ (253,903)

Note 15 - Other Comprehensive Income (loss) (Details) - Changes in each component of other comprehensive income (loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Changes in each component of other comprehensive income (loss) [Abstract]0
Foreign currency translation adjustments	$ 956	¥ 90,014	¥ (9,539)	¥ (43,435)
Foreign currency translation adjustments	956	90,014	(9,539)	(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,042	380,637	56,384	(53,702)
Amount arising during the period	(1,451)	(136,649)	(20,242)	22,018
Amount arising during the period	2,591	243,988	36,142	(31,684)
Less: Reclassification adjustments for losses included in net income	210
Less: Reclassification adjustments for losses included in net income	(80)	(7,579)	(37,336)	31,803
Less: Reclassification adjustments for losses included in net income	130	12,209	53,728	(45,767)
Other	3	324	12,875	(167,634)
Other	3	324	12,875	(167,634)
Net unrealized holding gain (loss) during the period	4,252	400,425	147,448	(131,272)
Net unrealized holding gain (loss) during the period	(1,528)	(143,904)	(44,703)	(113,813)
Net unrealized holding gain (loss) during the period	2,724	256,521	102,745	(245,085)
Defined benefit pension plans:
Amount arising during the period	(986)	92,808	39,083	3,324
Amount arising during the period	354	33,319	14,030	1,363
Amount arising during the period	(632)	(59,489)	(25,053)	(1,961)
Less: Reclassification adjustments for gains included in net income	4	369	(12,263)	6,685
Less: Reclassification adjustments for gains included in net income	(1)	(132)	5,711	(2,741)
Less: Reclassification adjustments for gains included in net income	3	237	(6,552)	3,944
Net defined benefit pension plans	(982)	92,439	51,346	(3,361)
Net defined benefit pension plans	353	33,187	19,741	31,256
Net defined benefit pension plans	(629)	(59,252)	(31,605)	34,617
Other comprehensive income (loss)	4,226	398,000	86,563	(171,346)
Other comprehensive income (loss)	(1,175)	110,717	24,962	82,557
Other comprehensive income (loss)	$ 3,051	¥ 287,283	¥ 61,601	¥ (253,903)

Note 15 - Other Comprehensive Income (loss) (Details) - The components of accumulated other comprehensive income (loss) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
The components of accumulated other comprehensive income (loss) [Abstract]
Foreign currency translation adjustments	$ (469)	¥ (44,129)	¥ (134,163)
Unrealized holding gain on securities	5,259	495,217	238,696
Defined benefit pension plans	(1,989)	(187,318)	(128,066)
Total	$ 2,801	¥ 263,770	¥ (23,533)

Note 16 - Basic And Diluted Net Income Per Common Share (Details)	6 Months Ended
Oct. 01, 2012
Denominator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1
Numerator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	200

Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Numerator In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	$ 56,294	¥ 5,300,654	¥ 3,640,963	¥ 3,203,368

Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Denominator	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Denominator:
Weighted-average common shares outstanding―basic	40,536,800	40,536,800	40,528,800
Dilutive effect of stock options	35,800	19,600
Weighted-average common shares outstanding―diluted	40,572,600	40,556,400	40,528,800

Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Earnings Per Share Basic and Diluted	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Earnings Per Share Basic and Diluted [Abstract]
Basic net income attributable to Internet Initiative Japan Inc. per common share	$ 1.39	¥ 130.76	¥ 89.82	¥ 79.04
Diluted net income attributable to Internet Initiative Japan Inc. per common share	$ 1.39	¥ 130.65	¥ 89.78	¥ 79.04

Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Antidilutive Securities	12 Months Ended
Mar. 31, 2011
Antidilutive Securities [Abstract]
Shares issuable under stock options	295,000

Note 17 - Commitments And Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Investment Per Fund [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	$ 5
Total Commitment [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	15
Paid to Date [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation	$ 11.7

Note 18 - Financial Instruments (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 Non Marketable Equity Securities [Member] USD ($)	Mar. 31, 2013 Non Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2012 Non Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Investments In Funds [Member] USD ($)	Mar. 31, 2013 Investments In Funds [Member] JPY (¥)	Mar. 31, 2012 Investments In Funds [Member] JPY (¥)
Note 18 - Financial Instruments (Details) [Line Items]
Fair Value, Estimate Not Practicable, Investments	$ 11,910	¥ 1,121,444	¥ 1,141,761	$ 14,230	¥ 1,339,895	¥ 935,471

Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Portion at Other than Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Portion at Other than Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Portion at Other than Fair Value Measurement [Member] JPY (¥)
Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments [Line Items]
Other investments	$ 40,052	¥ 3,771,262	¥ 2,938,146				$ 13,912	¥ 1,309,923	¥ 860,914	$ 13,912	¥ 1,309,923	¥ 860,914	$ 26,140	¥ 2,461,339	¥ 2,077,232
Noncurrent refundable insurance policies (other assets)	$ 680	¥ 64,020	¥ 63,282	$ 680	¥ 64,020	¥ 63,282

Note 19 - Fair Value Measurements (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 Hi Ho Trademark [Member] JPY (¥)	Mar. 31, 2013 Trademarks [Member] USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Non Marketable Equity Securities [Member] JPY (¥)
Note 19 - Fair Value Measurements (Details) [Line Items]
Other Investments	¥ 2,938,146	$ 40,052	¥ 3,771,262					¥ 100,000
Other Investment Not Readily Marketable, Fair Value	28,319
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	71,681
Indefinite-Lived Trademarks	155,000	1,136	107,000	192,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure					1,136	107,000	155,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					$ 510	¥ 48,000	¥ 37,000

Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a recurring basis in Yen In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member] JPY (¥)
Assets―
Available-for-sale securities―equity securities	$ 13,912	¥ 1,309,923	¥ 860,914	$ 13,912	¥ 1,309,923	¥ 860,914

Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a recurring basis in US Dollars In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member] JPY (¥)
Assets―
Available-for-sale securities―equity securities	$ 13,912	¥ 1,309,923	¥ 860,914	$ 13,912	¥ 1,309,923	¥ 860,914

Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in Yen In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] USD ($)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] JPY (¥)
Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in Yen [Line Items]
Non-marketable securities―equity securities							¥ 28,319
Non-marketable securities―equity securities										71,681
Trademark					1,136	107,000	155,000
Trademark	510	48,000	37,000	218,073					48,000	37,000
Assets					1,136	107,000	183,319
Assets								$ 510	¥ 48,000	¥ 108,681

Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in US dollars (Fair Value, Measurements, Nonrecurring [Member])
In Thousands, unless otherwise specified	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in US dollars [Line Items]
Trademark	$ 1,136	¥ 107,000	¥ 155,000
Trademark				510
	1,136	107,000	183,319
				$ 510	¥ 48,000	¥ 108,681

Note 19 - Fair Value Measurements (Details) - Significant unobservable inputs (Trademarks [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trademark (in Yen and Dollars)	$ 1,136	¥ 107,000	¥ 155,000
Trademark	Relief from royalty method	Relief from royalty method	Relief from royalty method
Trademark	7.50%	7.50%	7.80%
	Relief from royalty method	Relief from royalty method	Relief from royalty method
	0.30%	0.30%	0.40%

Note 20 - Business Segments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 IBM Japan [Member] USD ($)	Mar. 31, 2013 IBM Japan [Member] JPY (¥)	Mar. 31, 2012 IBM Japan [Member] JPY (¥)
Note 20 - Business Segments (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Concentration Risk, Customer					one	one	one
Revenues (in Yen and Dollars)	$ 1,128,382	¥ 106,248,486	¥ 97,314,605	¥ 82,418,206	$ 142,908	¥ 13,456,203	¥ 14,396,722

Note 20 - Business Segments (Details) - Segment revenues In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Customers [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Intersegment [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] Customers [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 Intersegment Eliminations [Member] USD ($)	Mar. 31, 2013 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2012 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2011 Intersegment Eliminations [Member] JPY (¥)
Segment Reporting Information [Line Items]
Revenue	$ 1,128,382	¥ 106,248,486	¥ 97,314,605	¥ 82,418,206	$ 1,103,742	¥ 103,928,400	¥ 95,990,449	¥ 81,901,632	$ 5,934	¥ 558,753	¥ 506,030	¥ 455,230	$ 1,109,676	¥ 104,487,153	¥ 96,496,479	¥ 82,356,862	$ 24,640	¥ 2,320,086	¥ 1,324,156	¥ 516,574	$ 24,640	¥ 2,320,086	¥ 1,324,156	¥ 516,574	$ 5,934	¥ 558,753	¥ 506,030	¥ 455,230

Note 20 - Business Segments (Details) - Segment Profit or Loss In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Dec. 31, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Dec. 31, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Dec. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Dec. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Dec. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Dec. 31, 2013 ATM Operation Business [Member] USD ($)	Dec. 31, 2013 ATM Operation Business [Member] JPY (¥)	Dec. 31, 2012 ATM Operation Business [Member] JPY (¥)	Dec. 31, 2011 ATM Operation Business [Member] JPY (¥)	Dec. 31, 2013 Intersegment Eliminations [Member] USD ($)	Dec. 31, 2013 Intersegment Eliminations [Member] JPY (¥)	Dec. 31, 2012 Intersegment Eliminations [Member] JPY (¥)	Dec. 31, 2011 Intersegment Eliminations [Member] JPY (¥)
Operating income (loss):
Operating Income (Loss)	$ 82,335	¥ 7,752,642	$ 82,335	¥ 7,752,642	¥ 6,353,483	¥ 6,353,483	¥ 4,141,042	¥ 4,141,042	$ 81,026	¥ 7,629,435	¥ 6,631,476	¥ 4,812,926	$ 2,539	¥ 239,035	¥ (194,264)	¥ (642,877)	$ 1,230	¥ 115,828	¥ 83,729	¥ 29,007

Note 20 - Business Segments (Details) - Segment Assets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)
Segment assets:
Segment assets	$ 872,040	¥ 82,111,266	¥ 73,493,246	$ 849,180	¥ 79,958,814	¥ 71,749,633	$ 22,860	¥ 2,152,452	¥ 1,743,613

Note 20 - Business Segments (Details) - Other significant segment items In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 Consolidation Total [Member] USD ($)	Mar. 31, 2013 Consolidation Total [Member] JPY (¥)	Mar. 31, 2012 Consolidation Total [Member] JPY (¥)	Mar. 31, 2011 Consolidation Total [Member] JPY (¥)
Depreciation and amortization:
Depreciation and amortization	$ 79,735	¥ 7,507,808	¥ 7,143,631	¥ 5,850,882	$ 76,236	¥ 7,178,397	¥ 7,006,576	¥ 5,777,683	$ 3,499	¥ 329,411	¥ 137,055	¥ 38,351	$ 79,735	¥ 7,507,808	¥ 7,143,631	¥ 5,816,034

Note 21 - Advertising Expenses (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Other Income and Other Expense Disclosure [Text Block]
Advertising Expense	$ 7,129	¥ 671,260	¥ 563,051	¥ 406,910

Note 22 - Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2013
Note 22 - Related Party Transactions (Details) [Line Items]
Percentage Of Voting Shares Owned By NTT Group	29.90%
NTT [Member]
Note 22 - Related Party Transactions (Details) [Line Items]
Percentage Of Shares Owned By NTT Group	29.40%
Percentage Of Voting Shares Owned By NTT Group	29.90%

Note 22 - Related Party Transactions (Details) - Related Party Transactions (NTT [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable	$ 1,826	¥ 171,909	¥ 191,925
Accounts payable	16,769	1,578,969	1,800,922
Revenues	9,347	880,079	895,189	991,465
Costs	$ 158,944	¥ 14,966,177	¥ 14,225,717	¥ 14,949,352

Note 23 - Subsequent Events (Details) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			12 Months Ended
	Sep. 30, 2012 JPY (¥)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Subsequent Events [Text Block]
Common Stock, Dividends, Per Share, Declared (in Yen per share)	¥ 1,750	¥ 1,500	¥ 1,250	$ 0.11	¥ 10	¥ 1,750	¥ 1,500	¥ 1,250
Common Stock, Dividends, Per Share, Declared	¥ 1,750	¥ 1,500	¥ 1,250	$ 0.11	¥ 10	¥ 1,750	¥ 1,500	¥ 1,250
Dividends, Common Stock, Cash (in Yen)				$ 4,305	¥ 405,368
Dividends, Common Stock, Cash (in Dollars)				$ 4,305	¥ 405,368